Walden Logo       Walden Asset Management
                  A Division of United States Trust Company of Boston

To:      Walden/BBT Domestic Social Index Fund
From:    Geeta B. Aiyer
Date:    March 31, 2000
Re:      Portfolio Review and Economic Outlook

                             INVESTMENT PERFORMANCE
                          FUND NET ASSET VALUE: $11.00

                                                                         Since Inception
                                                              Quarter     July 31, 1999
                                                              -------    ---------------
Walden/BBT Domestic Social Index Fund*......................   2.14%          10.23%
Standard & Poor's 500 Stock Index(1)........................   2.30%          13.72%
Russell 1000 Stock Index(2).................................   4.37%          16.70%
Wilshire 5000 Index(3)......................................   3.82%          18.47%
Russell 3000 Stock Index(4).................................   4.57%          17.07%
Russell 2000 Stock Index(5).................................   7.08%          22.17%

WALDEN ASSET MANAGEMENT SERVES AS INVESTMENT ADVISER TO THE WALDEN/BBT DOMESTIC SOCIAL INDEX FUND AND RECEIVES A FEE FOR ITS SERVICES.

*  After all expenses at an annual rate of 1%, the adviser's expense limitation.

For more information on the Walden/BBT Funds, including a prospectus that outlines fees, charges and other operating expenses, call 1-877-7-WALDEN. Please read the prospectus carefully before investing or sending money.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF UNITED STATES TRUST COMPANY OF BOSTON OR ANY BANK AND ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY AGENCY. THE VALUE OF THE FUND SHARES AND RETURNS WILL FLUCTUATE AND INVESTORS MAY HAVE A GAIN OR LOSS WHEN THEY REDEEM SHARES. DISTRIBUTED BY BISYS FUND SERVICES LIMITED PARTNERSHIP.

THE COVENTRY GROUP
DOMESTIC SOCIAL INDEX FUND

---------------

(1) Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. Stock market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(3) Wilshire 5000 Index is an unmanaged index, which measures the performance of all U.S. headquartered equity securities with readily available price data. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(4) Russell 3000 Stock Index is an unmanaged index comprised of 3000 of the largest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(5) Russell 2000 Stock Index is an unmanaged index comprised of securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE COVENTRY GROUP
DOMESTIC SOCIAL INDEX FUND

MARKET & PERFORMANCE SUMMARY

Q1 2000 REVIEW

      U.S. equity markets ended the quarter with small positive returns, but the numbers mask the unusually volatile path by which these returns were achieved. The year began with a brief sharp price decline in the technology sector, which was followed by a rapid rise in almost all technology and biotechnology stocks, including the stocks of many newly-public companies. In contrast, the stocks of established, profitable companies in other industries declined over this period. This one-sided market action continued through the first week of March, after which there was a broader market move upwards. Market indices such as the S&P 500(1), Russell 3000(2), and Wilshire 5000(3) all had low single-digit gains. Small capitalization stocks performed better than larger stocks, with the Russell 2000(4) returning 7.1%. The Walden/BBT Domestic Social Index Fund returned 2.14% for the quarter, in line with larger capitalization stock benchmarks.

      Technology shares were among the quarter's biggest winners. LSI LOGIC (115.2%), ADVANCED MICRO DEVICEs (97.2%) and TERADYNE TECHNOLOGIES (84.1%) all had impressive returns. Stocks that contributed most to the performance of the Fund during the first quarter were INTEL (1.5%), CISCO SYSTEMS (1.3%), and ORACLE CORP. (0.6%). PROCTER AND GAMBLE was among the worst performers this quarter; its 48.3% decline cost the Fund 0.7% in performance. Other holdings that detracted from performance were WAL-MART (0.5%) and MICROSOFT (0.4%). In absolute terms, SERVICE CORP. (-56.8%) and RITE AID (-49.4%) declined the most this quarter. The Fund's social criteria proved beneficial this quarter as many of the stocks that were screened out underperformed the markets.

---------------

(1) Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. Stock market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Russell 3000 Stock Index is an unmanaged index comprised of 3000 of the largest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(3) Wilshire 5000 Index is an unmanaged index, which measures the performance of all U.S. headquartered equity securities with readily available price data. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(4) Russell 2000 Stock Index is an unmanaged index comprised of securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Portfolio holdings are in bold and are subject to change.

THE COVENTRY GROUP
DOMESTIC SOCIAL INDEX FUND

General Electric, which is a significant component of most benchmark indices, gained only 0.9% this quarter, while GTE, another excluded stock, rose 1.3%. The next six largest securities excluded from the investment universe for social reasons, Philip Morris, CBS Corp., Honeywell, Boeing, Anheuser-Busch, and United Technologies, all had negative returns.

Q4 1999 REVIEW

      The Fund had a total return of 12.5% for the fourth quarter of 1999. Several market indices had positive returns. The S&P 500(1) had a total return of 14.9%. The Russell 2000(2) returned 18.45% and the Russell 3000(3) returned 16.22%. The Wilshire 5000(4) had a return of 18.27%.

      There were a few signs during Q4 1999 that the economy was slowing down. Gross Domestic Product (GDP) for the third quarter was revised from a 4.8% annual rate to an astounding 5.5%. Productivity was also adjusted upward from 4.2% to 4.9%, the fastest pace in almost seven years. Remarkably, labor costs have remained negligible while the unemployment rate was unchanged at a low 4.1%. In order to slow the economy down and preempt signs of inflation, the Federal Reserve decided to raise interest rates by twenty-five basis points this quarter.

      Underweights in capital goods and consumer staples helped the fourth quarter performance overall, since both sectors experienced lower returns. However, an underweight in technology hurt the performance since the sector gained 34.5% in the quarter. At the same time, overweights in utilities (-6.4%) and financials (8.2%) also detracted from performance, since these sectors failed to beat the overall benchmarks.

---------------

(1) Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. Stock market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Russell 2000 Stock Index is an unmanaged index comprised of securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(3) Russell 3000 Stock Index is an unmanaged index comprised of 3000 of the largest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(4) Wilshire 5000 Index is an unmanaged index, which measures the performance of all U.S. headquartered equity securities with readily available price data. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Portfolio holdings are in bold and are subject to change.

THE COVENTRY GROUP
DOMESTIC SOCIAL INDEX FUND

      The best performing stocks in the portfolio were Oracle Corp. (146.3%), PARAMETRIC TECHNOLOGY (100.5%), and NORTEL NETWORKS (98.1%). However, stocks having the biggest positive impact on the portfolio (market-cap weighted return) were Microsoft and Cisco Systems, which added 1.3% and 1.2%, respectively. Conversely, some of the worst performing stocks for the quarter were INTEGRATED HEALTH SERVICES (-92.0%) and FRUIT OF THE LOOM (-58.2%), and MCDERMOTT INTL. (-55.0%). IBM, TYCO INTERNATIONAL, and XEROX had the largest negative impact on the account taking away 0.2%, 0.2%, and 0.1% respectively.

      The Fund's social criteria proved to be at once beneficial and challenging; not owning GE (30.9%) hurt performance. However, not being able to own Phillip Morris (-31.4%), GTE (-7.6%), and Boeing (-2.5%) helped the portfolio over the same time period.

SOCIAL RESEARCH AND ACTION

      At Walden, we view social research as an integral part of our social change and shareholder advocacy effort. Walden's social initiatives over the last six months have continued to focus on efforts that foster greater corporate awareness, a necessary step in achieving meaningful and lasting change.

      Walden has been seeking more opportunities to lead or participate in broad-based coalitions pursuing various corporate actions. A case in point is the multi-year campaign to bolster Equal Employment Opportunity (EEO) accountability at HOME DEPOT, a Walden/BBT Domestic Social Index holding. This campaign was initiated when the company became embroiled in multiple class-action sex discrimination lawsuits several years ago. Walden has a principal role coordinating what is one of the largest cooperative social shareholder efforts ever; with over twenty institutional investors who collectively own approximately $100 million in shares jointly filing a proxy resolution. We met recently with a representative of Home Depot and were encouraged by its progress, but the company has yet to commit to full disclosure of EEO data.

      We reached an agreement with MBNA, another Fund holding and the largest issuer of affinity group credit cards, to produce its first diversity report. Promised for September 2000, the report will include detailed information on the gender and racial composition of its workforce (EEO-1 data), as well as a description of programs and policies implemented to meet MBNA's equal employment goals. We have therefore withdrawn our proxy resolution requesting the report, and have commended MBNA for furthering its leadership on this important issue.

      We filed a similar shareholder proposal on diversity disclosure with supermarket giant WINN-DIXIE STORES. Our dialogue with Winn-Dixie began upon learning of a $33 million settlement in 1999 related to gender and race discrimination. The company responded to the resolution by providing us with EEO-1 data on a confidential basis. However, we are seeking a commitment from Winn-Dixie to make the information available to any investor upon

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET
VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Portfolio holdings are in bold and are subject to change.

THE COVENTRY GROUP
DOMESTIC SOCIAL INDEX FUND

request in return for our withdrawal of the resolution. We question the resolve and ability of any company to address this issue adequately without public accountability.

      Walden has recently taken up the issue of mercury pollution, initiating dialogues with mercury thermometer manufacturer BECTON, DICKINSON & CO., a Fund holding, and drug store retailers CVS and WALGREEN, both Fund holdings. A known neurotoxin with severe effects on child and fetal brain development, mercury from fever thermometers is the largest source of mercury in municipal solid waste. Forty states have advisories for mercury in one or more water bodies, and eleven states have issued statewide mercury advisories. We are asking these companies if they have plans to follow Rite-Aid's lead in limiting or phasing-out the manufacture and sale of mercury containing products, especially in light of growing legislative initiatives to restrict the sale of mercury thermometers. Healthcare Without Harm, a coalition of environmental health groups, has provided technical assistance to Walden.

      Walden's shareholder resolution, co-filed with the Sinsinawa Dominicans, challenges plans by OCCIDENTAL PETROLEUM, a Fund holding, to drill on land considered sacred by the U'wa in Colombia. In a victory for shareholder rights, the Securities and Exchange Commission denied Occidental's request to omit the initiative from the proxy ballot. In the past few months, Walden has hosted both Roberto Perez, President of the U'wa Traditional Authority, at a gathering of the New England Social Investment Forum, and, separately, a senior vice president and spokesperson for Occidental Petroleum.

                                      ***

      On behalf of all of us at Walden Asset Management, I thank you for your continued confidence in our services. Please feel free to contact us at (617) 726-7250 with any questions or comments.

Sincerely,

/s/ Geeta B. Aiyer
Geeta B. Aiyer
Portfolio Manager and President
Walden Asset Management

Portfolio holdings are in bold and are subject to change.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND

                     VALUE OF $10,000 VS BENCHMARK INDICES

       AVERAGE ANNUAL
        TOTAL RETURN

   For the         Inception
Period Ended          to
 03/31/00(1)      03/31/00(2)

  10.23%(3)        10.23%(3)

                                                   WALDEN/BBT DOMESTIC
                                                    SOCIAL INDEX FUND     RUSSELL 1000 STOCK INDEX(5)    S&P 500 STOCK INDEX(4)
                                                   -------------------    ---------------------------    ----------------------
7/99                                                       10000                      10000                        10000
9/99                                                        9590                       9634                       9677.8
12/99                                                    10792.5                      11181                      11117.8
3/00                                                       11023                      11669                      11372.8

The chart represents a historical investment of $10,000 in the Walden/BBT Domestic Social Index Fund from July 31, 1999 to March 31, 2000, and represents the reinvestment of dividends and capital gains in the Fund.

(1) For the period from July 31, 1999 through March 31, 2000.

(2) Commenced operations on July 31, 1999.

(3) Not annualized.

(4) Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. Stock market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(5) Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

[Walden LOGO]
                  Walden Asset Management
                  A Division of United States Trust Company of Boston

To:      Walden/BBT International Social Index Fund
From:    Geeta B. Aiyer
Date:    March 31, 2000
Re:      Portfolio Review and Economic Outlook

                             INVESTMENT PERFORMANCE
                          FUND NET ASSET VALUE: $11.98

                                                                           Since Inception
                                                                Quarter    August 26, 1999
                                                                -------    ---------------
Walden/BBT International Social Index Fund*.................     -1.56%         20.35%
Morgan Stanley Capital International (MSCI)
  Europe, Australia and Far East (EAFE) Index(1)............     -0.10%         18.49**
Financial Times EuroPacific Index(2)........................     -1.69%         17.38%**

WALDEN ASSET MANAGEMENT SERVES AS INVESTMENT ADVISER TO THE WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND AND RECEIVES A FEE FOR ITS SERVICES.

 * After all expenses at an annual rate of 1%, the adviser's expense limitation.

**  Performance return is as of August 31, 1999.

For more information on the Walden/BBT Funds, including a prospectus that outlines fees, charges and other operating expenses, call 1-877-7-WALDEN. Please read the prospectus carefully before investing or sending money.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF UNITED STATES TRUST COMPANY OF BOSTON OR ANY BANK AND ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY AGENCY. THE VALUE OF THE FUND SHARES AND RETURNS WILL FLUCTUATE AND INVESTORS MAY HAVE A GAIN OR LOSS WHEN THEY REDEEM SHARES. DISTRIBUTED BY BISYS FUND SERVICES LIMITED PARTNERSHIP.

---------------

(1)  Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE)
     Index is an unmanaged index generally representative of stock markets in those regions. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2)  Financial Times EuroPacific Index is an unmanaged index designed to reflect the performance of the investable range of exchange-listed securities available to non-residents in certain markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

International investing involves increased risk and volatility.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET
VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE COVENTRY GROUP
INTERNATIONAL SOCIAL INDEX FUND

MARKET & PERFORMANCE SUMMARY

Q1 2000 REVIEW
      Markets around the world experienced a difficult and volatile quarter, following on the heels of double-digit returns in the fourth quarter of 1999. January and February 2000 left most developed country markets in negative territory. The strong market rebound in the US during the month of March allowed that market and the world indices to finish with small positive returns. The MSCI EAFE Index(1) and the Financial Times EuroPacific Index(2), which do not include the US or Canada, did not fare as well, finishing with flat (-0.1%) or slightly negative returns (-1.69%) respectively.

      The Walden/BBT International Social Index was in line with these indices, and lost 1.56% during the quarter. Since inception on August 26, 1999, the fund returned 20.35%.

      European cellular telephone leaders, ERICSSON and NOKIA continued to show strong results and helped the performance of the Fund by contributing 0.5% and 0.5% respectively to it. Also adding value was FRANCE TELECOM which provided some 0.5% to the return for the quarter. Two Japanese and one Dutch security had exceptional returns: TOKYU CORP. and NOMURA SECURITIES of Japan returned 83.4% and 82.3% respectively, while BUHRMANN of the Netherlands gained 77.3%.

      BRITISH TELECOM, which did not fare as well as its French counterpart, detracted 0.4% from Fund performance. Two Japanese securities also had significant negative impact on returns: KYOCERA and FUJITSU both accounted for 0.3% each. Japanese securities were also among the worst performers in absolute terms. HIROSE ELECTRICE lost 36.7% for the quarter, while NAMCO declined by 36.2%. The worst performer overall was, however, a Hong Kong security, NEW WORLD DEVELOPMENT, which fell 38.0%.

      The Fund's social criteria proved beneficial in several cases, as significant securities screened out of the investment universe underperformed international market indices, e.g., Royal Dutch (-8.0%) and DiamlerChrysler (-15.4%). There were some notable exceptions, however, as Total Fina and Siemens, also excluded for social reasons, beat the market indices handily.

Q4 1999 REVIEW
      The return for the Walden/BBT International Social Index Fund returned 17.5% for the fourth quarter of 1999. The Financial Times EuroPacific Index had a return of 17.2% (in US dollars) for the quarter. Meanwhile, the MSCI EAFE Index had a solid quarter, gaining 17.0% (in US dollars). Some of the smaller countries in the MSCI

---------------

(1)  Morgan Stanley Capital International (MSCI) Europe, Australia and Far East
     (EAFE) Index is an unmanaged index generally representative of stock markets in those regions. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Financial Times EuroPacific Index is an unmanaged index designed to reflect the performance of the investable range of exchange-listed securities available to non-residents in certain markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET
VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Portfolio holdings are in bold and are subject to change.

THE COVENTRY GROUP
INTERNATIONAL SOCIAL INDEX FUND

EAFE Index(1) performed the best in the fourth quarter. Finland (89.2%), Sweden (46.2%), and Hong Kong (29.4%) all turned in spectacular results. Japan had a strong quarter, returning 15.5%.

      Japanese stocks were some of the best performers over the last three months. CSK CORP (366.7%), TRANS COSMOS (241.0%), and Kyocera (240.3%), all had great returns. Adding the most to the performance of the account, however, were two big telecommunications companies, Nokia of Finland and DEUTSCHE TELEKOM of Germany. Nokia added 1.4% to the performance due to its quarterly return of 101.4% and Deutsche Telekom added 0.9% based on its 72.8% return. Many of the largest securities, which were excluded for social reasons performed worse than the MSCI EAFE Index during the fourth quarter. Royal Dutch and Roche Holdings, the first and second largest precluded stocks, underperformed by 12% and 15% respectively.

SOCIAL RESEARCH AND ACTION

      At Walden, we view social research as an integral part of our social change and shareholder advocacy effort. Walden's social initiatives over the last six months have continued to focus on efforts that foster greater corporate awareness, a necessary step in achieving meaningful and lasting change.

      We continue to monitor the companies in the index and are encouraged by the social initiatives several companies are implementing. One example is NIPPON TELEGRAPH AND TELEPHONE CORP. (NTT), the largest telecommunications company in the world. A German environmental research organization ranked NTT fourth out of 18 telecommunications companies for environmental performance. NTT is notable in its commitment to implement an ISO 14001-based environmental management system for its entire company of 200,000 employees. NTT focuses on the use of paper resources, activities to prevent global warming and protect the ozone layer, and to reduce industrial wastes. NTT has green procurement guidelines and an extensive energy efficiency program.

      While Japan may claim the largest telecommunications company, smaller firms like PORTUGAL TELECOM (PT) are equally important. Portugal Telecom offers domestic telephone services including local and international long distance calls, mobile telephone service, data transmission services, internet access, and cable television. In 1999 PT responded to two humanitarian crises through PT's telecom services. The first instance was in September 1999, when PT offered a free day for Portuguese subscribers to fax letters of concern to the United Nations about the East Timor crisis, after its independence from Indonesia. PT also offered a service on PT's web site for people to send an email message to the UN and links to NGO web sites supporting the East Timorese people. Then in May 1999, PT

---------------

(1) Morgan Stanley Capital International (MSCI) Europe, Australia and Far East
    (EAFE) Index is an unmanaged index generally representative of stock markets in those regions. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET
VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Portfolio holdings are in bold and are subject to change.

THE COVENTRY GROUP
INTERNATIONAL SOCIAL INDEX FUND

donated 10 million escudos to the UNICEF organization that supports Kosovo refugees. Also, PT supports a wide range of humanitarian and social organizations in Portugal whose missions include promoting human rights and women's rights, fighting racism and AIDS, and encouraging children's art.

      Most recently, we joined a coalition of investors, led by Greenpeace in the UK, and filed our first international proxy resolution. This resolution asked BP AMOCO to increase investment in solar energy and to cancel all plans for future oil exploration and production in the Arctic National Wildlife Refuge. We are co-filing a similar resolution with ARCO (Atlantic Richfield), soon-to-be acquired by BP Amoco. We are also exploring other opportunities to be represented at international shareholder meetings, on issues ranging from genetic engineering to anti-union conduct.

      We have been involved in several company dialogues with international financial institutions to promote greater social and environmental accountability. In September we met to discuss their lending and investment practices with CREDIT SUISSE GROUP AG, USB AG, and DEUTSCHE BANK AG. Since then we have continued to encourage them to incorporate more fully environmental and social issues into their lending and investment practices. We have worked with a Dutch shareholder action group regarding ABN AMRO HOLDINGS NV'S environmental reporting and involvement in financing the mining industry. In partnership with a German shareholder action group, Walden has challenged HYPOVEREINSBANK AG regarding their involvement in the Maheswar Dam project in India, specifically on the impacts and criteria for export credits and investment loans to developing countries. We are urging the bank to become a signatory to the UNEP Statement by Financial Institutions on the Environment and Sustainable Development. Additionally, we are communicating with several portfolio banks that helped underwrite bonds for the China Development Bank.

      Walden continues to play an active role in fostering discussions on international concerns within the socially responsible investing (SRI) community. In March, we hosted a New England Social Investment Forum meeting with Dr. Vandana Shiva, an Indian theoretical physicist and leading advocate for ecology and social justice. Dr. Shiva, in Boston for the Biodevastation 2000, outlined her major environmental, health and local community concerns associated with the introduction of genetically engineered foods and with corporate concentration of seed ownership. She urged social investors to build relationships with grassroots activists abroad to develop a better appreciation of local concerns and more effective strategies to address them. Additionally, Walden hosted Roberto Perez, President

Portfolio holdings are in bold and are subject to change.

THE COVENTRY GROUP
INTERNATIONAL SOCIAL INDEX FUND

of the U'wa Traditional Authority, to speak at a New England Social Investment Forum meeting to address the potential impact of Occidental Petroleum's plans to drill on land considered sacred by the U'wa in Colombia.

                                     * * *

      On behalf of all of us at Walden Asset Management, I thank you for your continued confidence in our services. Please feel free to contact us at (617) 726-7250 with any questions or comments you might have.

Sincerely,

/s/ Geeta B. Aiyer
Geeta B. Aiyer
Portfolio Manager and President
Walden Asset Management

Portfolio holdings are in bold and are subject to change.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND

                     VALUE OF $10,000 VS BENCHMARK INDICES

       AVERAGE ANNUAL
        TOTAL RETURN

   For the         Inception
Period Ended          to
 03/31/00(1)      03/31/00(2)

  20.35%(3)        20.35%(3)

                                                WALDEN/BBT INTERNATIONAL
                                                   SOCIAL INDEX FUND           MSCI EAFE INDEX(4)         FTSE EUROPAC INDEX(5)
                                                ------------------------       ------------------         ---------------------
8/99                                                       10000                       10000                       10000
9/99                                                       10400                     10102.9                     10104.2
12/99                                                    12225.6                     11825.8                     11794.2
3/00                                                     12034.7                       11820                     11608.5

The chart represents a historical investment of $10,000 in the Walden/BBT International Social Index Fund from August 26, 1999 to March 31, 2000, and represents the reinvestment of dividends and capital gains in the Fund.

(1) For the period from August 26, 1999 through March 31, 2000.

(2) Commenced operations on August 26, 1999.

(3) Not annualized.

(4) Morgan Stanley Capital International (MSCI) Europe, Australia and Far East
    (EAFE) Index is an unmanaged index generally representative of stock markets in those regions. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(5) Financial Times EuroPacific Index is an unmanaged index designed to reflect the performance of the investable range of exchange-listed securities available to non-residents in certain markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS (99.1%):
BASIC MATERIALS (4.0%):
Air Products & Chemical, Inc. ..............................      800    $    22,750
Alcan Aluminum Ltd. ........................................      700         23,713
Alcoa, Inc. ................................................      900         63,224
Allegheny Technologies, Inc. ...............................      350          7,022
Arch Coal, Inc. ............................................       49            345
Archer-Daniels-Midland Co. .................................    1,785         18,519
Barrick Gold Corp. .........................................    1,100         17,256
Battle Mountian Gold Co. (b)................................      100            194
Bemis Co. ..................................................      200          7,375
Bethlehem Steel Corp. (b)...................................      400          2,400
Boise Cascade Corp. ........................................      100          3,475
Champion International Corp. ...............................      300         15,975
Consolidated Papers, Inc. ..................................      200          7,688
Corning, Inc. ..............................................      600        116,399
Crown Cork And Seal Co., Inc. ..............................      400          6,400
Dow Chemical Co. ...........................................      700         79,799
Du Pont (E.I.) de Nemours...................................    3,169        167,560
Eastman Chemical Co. .......................................      200          9,100
Ecolab, Inc. ...............................................      600         22,013
Engelhard Corp. ............................................      600          9,075
Fort James Corp. ...........................................      600         13,200
Georgia-Pacific Group.......................................      500         19,781
Great Lakes Chemical Corp. .................................      100          3,400
Hercules, Inc. .............................................      200          3,225
Homestake Mining Co. .......................................      900          5,400
IMC Global, Inc. ...........................................      100          1,469
Inco Ltd. ..................................................      500          9,156
International Paper Co. ....................................    1,300         55,575
Johns Manville Corp. .......................................      200          2,200
Martin Marietta Materials...................................      100          4,750
Mead Corp. .................................................      400         13,975
Millipore Corp. ............................................      100          5,644
Monsanto Co. (b)............................................    1,700         87,549

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
BASIC MATERIALS -- (CONTINUED)
Newmont Mining Corp. .......................................      600    $    13,463
Nucor Corp. ................................................      200         10,000
Omnova Solutions, Inc. .....................................      200          1,125
Owens-Corning...............................................      100          1,938
Owens-Illinois, Inc. (b)....................................      700         11,813
Pactiv Corp. ...............................................      700          6,125
PE Corp. -- PE Biosystems Group.............................      400         38,600
Phelps Dodge Corp. .........................................      236         11,210
Placer Dome, Inc. ..........................................      800          6,500
PPG Industries, Inc. .......................................      600         31,388
Praxair, Inc. ..............................................      500         20,813
Reynolds Metals Co. ........................................      200         13,375
Rohm & Hass Co. ............................................      600         26,775
RPM, Inc. ..................................................      300          3,300
Sealed Air Corp. (b)........................................      200         10,863
Sherwin-Williams Co. .......................................      500         10,969
Sigma-Aldrich...............................................      300          8,063
Sonoco Products Co. ........................................      100          2,350
Temple-Inland, Inc. ........................................      100          4,981
Union Carbide Corp. ........................................      400         23,325
USG Corp. ..................................................      300         12,581
USX- US Steel Group, Inc. ..................................      300          7,500
W.R. Grace & Co. (b)........................................      300          3,806
Westvaco Corp. .............................................      400         13,350
Weyerhaeuser Co. ...........................................      600         34,200
Williamette Industries......................................      400         16,050
Worthington Industries......................................      300          3,713
                                                                         -----------
                                                                           1,173,782
                                                                         -----------
CAPITAL GOODS (2.4%):
Allied Waste Industries, Inc. (b)...........................      400          2,625
Avery Dennison Corp. .......................................      300         18,319
Caterpillar, Inc. ..........................................    1,100         43,380
Cooper Industries, Inc. ....................................      400         14,000

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
CAPITAL GOODS -- (CONTINUED)
Crane Co. ..................................................      300    $     7,069
Cummins Engine..............................................      100          3,756
Danaher Corp. ..............................................      800         40,799
Deere & Co. ................................................      700         26,600
Dover Corp. ................................................      700         33,513
Fluor Corp. ................................................      200          6,200
Gencorp, Inc. ..............................................      200          1,550
Goodrich (B.F.) Co. ........................................      200          5,738
Howmet International, Inc. (b)..............................      300          6,056
Hubbell, Inc. ..............................................      100          2,738
Illinois Tool Works.........................................      900         49,724
Ingersoll-Rand Co. .........................................      700         30,975
Lanier Worldwide, Inc. (b)..................................      200            413
McDermott International, Inc. ..............................      200          1,838
Molex, Inc. ................................................      250         14,688
National Service Industries, Inc. ..........................      100          2,106
Navistar International (b)..................................      300         12,038
Paccar, Inc. ...............................................      300         15,000
Parker Hannifin Corp. ......................................      400         16,525
Pitney Bowes, Inc. .........................................      900         40,219
Tenneco Automotive, Inc. ...................................      140          1,111
Thermo Electron Corp. (b)...................................      500         10,188
Thomas & Betts Corp. .......................................      100          2,825
Timken Co. .................................................      200          3,250
Tyco International, Ltd. ...................................    5,192        258,950
Waste Management, Inc. .....................................    1,400         19,163
                                                                         -----------
                                                                             691,356
                                                                         -----------
COMMUNICATION SERVICES (6.9%):
Alltel Corp. ...............................................      900         56,756
AT&T Corp. .................................................    7,800        438,750
Bell Atlantic Corp. ........................................    3,900        238,388
Bellsouth Corp. ............................................    5,100        239,700
MCI Worldcom, Inc. (b)......................................    6,750        305,859

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
COMMUNICATION SERVICES -- (CONTINUED)
Nextel Communications, Inc. (b).............................      800    $   118,600
SBC Communications, Inc. ...................................    8,216        345,072
Sprint Corp. ...............................................    2,000        126,000
Sprint Corp. PCS (b)........................................    2,100        137,156
Vodafone AirTouch PLC.......................................      400         22,225
                                                                         -----------
                                                                           2,028,506
                                                                         -----------
CONSUMER CYCLICALS (8.9%):
A.H. Belo Corp., Series A...................................      100          1,788
Armstrong World Industries, Inc. ...........................      100          1,788
Autozone, Inc. (b)..........................................      400         11,100
Best Buy Co., Inc. (b)......................................      200         17,200
Black & Decker Corp. .......................................      200          7,513
Brunswick Corp. ............................................      300          5,681
Carnival Corp. .............................................    1,500         37,219
Centex Corp. ...............................................      100          2,381
Consolidated Stores Corp. (b)...............................      200          2,275
Cooper Tire & Rubber........................................      200          2,513
Costco Wholesale Corp. (b)..................................    1,200         63,074
Dana Corp. .................................................      500         14,094
Dillards, Inc. .............................................      300          4,931
Dollar General Corp. .......................................      600         16,125
Dow Jones & Co., Inc. ......................................      300         21,544
Dun & Bradstreet Corp. .....................................      400         11,450
Eaton Corp. ................................................      200         15,600
Emerson Electric Co. .......................................    1,300         68,737
Equifax, Inc. ..............................................      500         12,625
Federated Department Stores (b).............................      600         25,050
Ford Motor Co. .............................................    2,900        133,218
Gannett Co., Inc. ..........................................      900         63,337
Gap, Inc. ..................................................    2,100        104,605
Gartner Group, Inc. (b).....................................      100          1,331
General Motors Corp. .......................................    1,800        149,062
Genuine Parts Co. ..........................................      800         19,100

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
CONSUMER CYCLICALS -- (CONTINUED)
Goodyear Tire & Rubber Co. .................................      400    $     9,325
Hasbro, Inc. ...............................................      400          6,600
Home Depot, Inc. ...........................................    5,600        361,199
Huttig Building Products, Inc. (b)..........................       66            297
J.C. Penney Co. ............................................      700         10,413
Johnson Controls, Inc. .....................................    1,100         59,468
K Mart Corp. (b)............................................    1,300         12,594
Knight Ridder, Inc. ........................................      300         15,281
Kohl's Corp. (b)............................................      400         41,000
Lamar Advertising Co. (b)...................................      100          4,550
Lear Corp. (b)..............................................      100          2,813
Leggett & Platt, Inc. ......................................      100          2,150
Limited, Inc. ..............................................      400         16,850
Liz Claiborne, Inc. ........................................      200          9,163
Lowe's Cos. ................................................      900         52,537
Marriott International, Inc. ...............................      600         18,900
Masco Corp. ................................................    1,000         20,500
Mattel, Inc. ...............................................      900          9,394
May Department Stores Co. ..................................    1,100         31,350
Maytag Corp. ...............................................      300          9,938
McGraw-Hill Cos., Inc. .....................................      600         27,300
Media General, Inc. ........................................      100          5,238
Meredith Corp. .............................................      100          2,769
New York Times Co. .........................................      400         17,175
Newell Rubbermaid, Inc. ....................................      800         19,850
Nike, Inc. .................................................      700         27,738
Nordstrom, Inc. ............................................      400         11,800
Omnicom Group...............................................      500         46,719
Paychex, Inc. ..............................................      700         36,663
Primedia, Inc. (b)..........................................      300          9,600
Sabre Holdings, Inc. (b)....................................      361         13,334
Sears, Roebuck & Co. .......................................      900         27,788
Snap-On, Inc. ..............................................      200          5,238

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
CONSUMER CYCLICALS -- (CONTINUED)
Stanley Works...............................................      300    $     7,913
Staples, Inc. (b)...........................................    1,100         22,000
Tandy Corp. ................................................      500         25,375
Target Corp. ...............................................    1,200         89,699
Times Mirror Co. ...........................................      200         18,588
TJX Cos., Inc. .............................................      800         17,750
Too, Inc. (b)...............................................       57          1,799
Toys 'R Us, Inc. (b)........................................      600          8,888
Tribune Co. ................................................      600         21,938
Tupperware Corp. ...........................................      200          3,163
VF Corp. ...................................................      300          7,219
Wal-Mart Stores, Inc. ......................................   10,900        604,949
Whirlpool Corp. ............................................      200         11,725
                                                                         -----------
                                                                           2,599,881
                                                                         -----------
CONSUMER STAPLES (9.8%):
Albertson's, Inc. ..........................................    1,000         31,000
American Greetings..........................................      200          3,650
Avon Products...............................................      700         20,344
Ball Corp. .................................................      100          3,456
Bestfoods...................................................    1,000         46,813
Campbell Soup Co. ..........................................    1,300         39,975
Cendant Corp. ..............................................    2,100         38,850
Clear Channel Communications (b)............................      900         62,156
Clorox Co. .................................................      600         19,500
Coca Cola Enterprises.......................................    1,000         21,563
Coca-Cola Co. ..............................................    6,100        286,318
Colgate-Palmolive Co. ......................................    1,400         78,925
Comcast Corp. (b)...........................................    2,300         99,763
Conagra, Inc. ..............................................    1,300         23,563
COX Communications, Inc. (b)................................       92          4,462
CVS Corp. ..................................................    1,000         37,563
Darden Restaurants, Inc. ...................................      100          1,781
Deluxe Corp. ...............................................      200          5,300

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
CONSUMER STAPLES -- (CONTINUED)
Fruit Of the Loom Ltd. (b)..................................      200    $       238
General Mills, Inc. ........................................    1,400         50,663
Gillette Co. ...............................................    2,900        109,293
H.J. Heinz Co. .............................................    1,000         34,875
Hershey Foods Corp. ........................................      500         24,375
Ikon Office Solutions, Inc. ................................      400          2,475
Infinity Broadcasting Corp. (b).............................      125          4,047
International Flavors & Fragrances..........................      300         10,519
Interpublic Group Cos., Inc. ...............................      800         37,800
Kellogg Co. ................................................    1,200         30,750
Kimberly-Clark Corp. .......................................    1,500         84,000
Kroger Co. (b)..............................................    2,200         38,638
McDonald's Corp. ...........................................    3,600        135,224
MediaOne Group, Inc. (b)....................................    1,600        129,599
Pepsico, Inc. ..............................................    4,000        138,249
Procter & Gamble Co. .......................................    3,600        202,499
Quaker Oats Co. ............................................      600         36,375
R.R. Donnelley & Sons Co. ..................................      500         10,469
Ralston- Ralston Purina Group...............................    1,000         27,375
Rite Aid Corp. .............................................      700          3,850
Safeway, Inc. (b)...........................................    1,300         58,825
Sara Lee Corp. .............................................    2,500         45,000
Service Corp. International.................................      600          1,800
Servicemaster Co. ..........................................      100          1,125
Sinclair Broadcast Group, Inc. (b)..........................      200          1,788
Supervalu, Inc. ............................................      200          3,788
Sysco Corp. ................................................    1,000         35,688
Time Warner, Inc. ..........................................    3,200        319,999
Tricon Global Restaurants, Inc. (b).........................      300          9,319
Unilever NV.................................................    1,300         62,563
USA Networks, Inc. (b)......................................      200          4,513
Viacom, Inc. (b)............................................    1,400         73,850
W.W. Grainger, Inc. ........................................      400         21,700

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
CONSUMER STAPLES -- (CONTINUED)
Walgreen Co. ...............................................    2,600    $    66,950
Walt Disney Co. ............................................    4,900        202,737
Water Pik Technologies, Inc. (b)............................       35            254
Whittman Corp. .............................................      100          1,394
William Wrigley, Jr. Co. ...................................      300         23,044
Winn-Dixie Stores, Inc. ....................................      300          5,831
                                                                         -----------
                                                                           2,876,463
                                                                         -----------
ENERGY (5.8%):
AES Corp. (b)...............................................      500         39,375
Amerada Hess Corp. .........................................      200         12,925
Anadarko Petroleum Corp. ...................................      300         11,606
Apache Corp. ...............................................      200          9,950
Ashland, Inc. ..............................................      200          6,688
Atlantic Richfield Co. .....................................      700         59,500
Baker Hughes, Inc. .........................................      700         21,175
Burlington Resources, Inc. .................................      400         14,800
Chevron Corp. ..............................................    1,800        166,388
Conoco, Inc. ...............................................      700         17,938
Devon Energy Corp. .........................................       89          4,322
Exxon Mobil Corp. ..........................................    9,404        731,748
Kerr-McGee Corp. ...........................................      300         17,325
Occidental Petroleums Corp. ................................    1,100         22,825
Pennzoil-Quaker State Co. ..................................      200          2,088
Phillips Petroleum Co. .....................................      700         32,375
Royal Dutch Petroleum Co. ..................................    4,800        276,299
Schlumberger Ltd. ..........................................    1,400        107,100
Sunoco Products Co. ........................................      200          5,475
Texaco, Inc. ...............................................    1,300         69,713
Transocean Sedco Forex, Inc. ...............................      271         13,906
Union Pacific Resources Group...............................      700         10,150
Unocal......................................................      800         23,800

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
ENERGY -- (CONTINUED)
USX-Marathon Group, Inc. ...................................      800    $    20,850
Vastar Resources, Inc. .....................................      100          7,431
                                                                         -----------
                                                                           1,705,752
                                                                         -----------
FINANCIAL SERVICES (13.7%):
Aegon NV....................................................      101          8,137
Allstate Corp. .............................................    1,900         45,244
AMB Property Corp. .........................................    1,900         40,850
American Express Co. .......................................    1,000        148,937
American General Corp. .....................................      700         39,288
American International Group................................    3,700        405,149
AmSouth Bancorporation......................................      187          2,793
AON Corp. ..................................................      700         22,575
Archstone Communities Trust.................................      200          3,988
Associates First Capital Corp. .............................    1,900         40,731
Bank of America Corp. ......................................    4,500        235,968
Bank of New York Co., Inc. .................................    2,000         83,125
Bank One Corp. .............................................    2,600         89,375
BB&T Corp. .................................................      800         22,450
Bear Stearns Cos., Inc. ....................................      315         14,372
Capital One Financial Corp. ................................      500         23,969
CarrAmerica Realty Corp. ...................................      100          2,113
Charles Schwab Corp. .......................................    1,900        107,943
Chase Manhattan Corp. ......................................    2,200        191,812
Chubb Corp. ................................................      500         33,781
Cigna Corp. ................................................      500         37,875
Cincinnati Financial Corp. .................................      400         15,050
Citigroup, Inc. ............................................    7,800        462,637
Comerica, Inc. .............................................      400         16,750
Conseco, Inc. ..............................................      800          9,150
Countrywide Credit Industries., Inc. .......................      300          8,175
Crescent Real Estate Equities Co. ..........................      100          1,750
Equity Residential Properties Trust.........................      100          4,019
Fannie Mae..................................................    2,800        158,024

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
FINANCIAL SERVICES -- (CONTINUED)
Federal Home Loan Mortgage Corp. ...........................    1,900    $    83,956
Fifth Third BanCorp. .......................................      700         44,100
First Union Corp. ..........................................    2,200         81,950
Firstar Corp. ..............................................    1,836         42,113
Fleet Boston Financial Corp. ...............................    2,447         89,316
Franklin Resources, Inc. ...................................      700         23,406
Golden West Financial Corp. ................................      300          9,356
H&R Block, Inc. ............................................      100          4,475
Hartford Financial Services.................................      600         31,650
Highwoods Properties, Inc. .................................      100          2,125
Host Marriott Corp. ........................................      300          2,663
Household International, Inc. ..............................    1,400         52,238
Huntington Bancshares.......................................      600         13,425
J.P. Morgan & Co. ..........................................      400         52,700
Jefferson-Pilot Corp. ......................................      200         13,313
Keycorp.....................................................    1,200         22,800
Lehman Brothers Holding, Inc. ..............................      300         29,100
Lincoln National Corp. .....................................      500         16,750
Marsh & McLennan Cos. ......................................      700         77,219
MBIA, Inc. .................................................      200         10,413
MBNA Corp. .................................................    2,000         51,000
Mellon Financial Corp. .....................................    1,400         41,300
Merrill Lynch & Co. ........................................      900         94,500
MGIC Investment Corp. ......................................      300         13,088
Morgan Stanley Dean Witter & Co. ...........................    2,600        212,062
National City Corp. ........................................    1,600         33,000
Northern Trust Corp. .......................................      600         40,538
PNC Financial Services Group................................      900         40,556
Progressive Corp. ..........................................      200         15,213
Providian Financial Corp. ..................................      400         34,650
Regions Financial Corp. ....................................      700         15,969
Safeco Corp. ...............................................      200          5,313
Saint Paul Cos. ............................................      600         20,475

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
FINANCIAL SERVICES -- (CONTINUED)
Senior Housing Properties Trust.............................       70    $       718
Simon Property Group, Inc. .................................      400          9,600
SLM Holding Corp. ..........................................      400         13,325
State Street Corp. .........................................      400         38,750
Summit Bancorporation.......................................      400         10,500
Suntrust Banks, Inc. .......................................      600         34,650
Synovus Financial Corp. ....................................      700         13,213
Torchmark Corp. ............................................      400          9,250
U.S. Bancorp................................................    1,800         39,375
Union Planters Corp. .......................................      400         12,325
UnumProvident Corp. ........................................      600         10,200
Wachovia Corp. .............................................      500         33,781
Washington Mutual, Inc. ....................................    1,500         39,750
Wells Fargo & Co. ..........................................    3,600        147,374
                                                                         -----------
                                                                           4,009,573
                                                                         -----------
HEALTH CARE (9.4%):
Abbott Labs.................................................    3,600        126,675
Aetna, Inc. ................................................      400         22,275
Allergan, Inc. .............................................      400         20,000
Alza Corp. (b)..............................................      200          7,513
American Home Products Corp. ...............................    2,900        155,513
Amgen, Inc. (b).............................................    2,300        141,163
Bausch & Lomb, Inc. ........................................      300         15,656
Baxter International, Inc. .................................      900         56,419
Becton, Dickinson & Co. ....................................      700         18,419
Biogen, Inc. (b)............................................      200         13,975
Biomet, Inc. ...............................................      300         10,913
Boston Scientific Corp. (b).................................    1,000         21,313
Bristol-Myers Squibb Co. ...................................    4,600        265,649
C.R. Bard, Inc. ............................................      200          7,738
Cardinal Health, Inc. ......................................      600         27,525
Columbia HCA Healthcare Corp. ..............................    1,400         35,438
Eli Lilly & Co. ............................................    2,500        157,499

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
HEALTH CARE -- (CONTINUED)
Guidant Corp. (b)...........................................      800    $    47,050
Health Management Associates, Inc. (b)......................      100          1,425
Healthsouth Corp. (b).......................................      900          5,006
IMS Health, Inc. ...........................................      900         15,244
Integrated Health Services..................................      200             52
Johnson & Johnson...........................................    4,000        280,249
LifePoint Hospital, Inc. (b)................................      100          1,663
Mallinckrodt, Inc. .........................................      200          5,750
Manor Care, Inc. (b)........................................      300          4,050
McKesson HBOC, Inc. ........................................      400          8,400
Medtronic, Inc. ............................................    2,600        133,738
Merck & Co., Inc. ..........................................    5,300        329,262
Pfizer, Inc. ...............................................    8,900        325,405
Pharmacia & Upjohn, Inc. ...................................    1,300         77,025
Saint Jude Medical, Inc. (b)................................      200          5,163
Schering-Plough Corp. ......................................    3,400        124,950
Sybron International Corp. (b)..............................      200          5,800
Tenet Healthcare Corp. (b)..................................    1,000         23,000
Triad Hospitals, Inc. (b)...................................      100          1,675
United Healthcare Corp. ....................................      500         29,813
Warner-Lambert Co. .........................................    2,100        204,749
                                                                         -----------
                                                                           2,733,152
                                                                         -----------
TECHNOLOGY (34.3%):
3com Corp. (b)..............................................      900         50,063
Adaptec, Inc. (b)...........................................      200          7,725
ADC Telecommunications, Inc. (b)............................      600         32,325
Adobe Systems, Inc. ........................................      300         33,394
Advanced Micro Devices (b)..................................      400         22,825
America Online, Inc. (b)....................................    5,200        349,700
Analog Devices, Inc. (b)....................................      800         64,450
Andrew Corp. (b)............................................      200          4,575
Apple Computer, Inc. (b)....................................      400         54,325
Applied Materials, Inc. (b).................................    1,800        169,650

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
TECHNOLOGY -- (CONTINUED)
Automatic Data Processing...................................    1,600    $    77,200
BMC Software, Inc. (b)......................................      500         24,688
Cabletron Systems (b).......................................      400         11,725
Ceridian Corp. (b)..........................................      300          5,756
Cisco Systems, Inc. (b).....................................   15,400      1,190,612
Citrix Systems, Inc. (b)....................................      400         26,500
Compaq Computer Corp. ......................................    3,900        103,838
Computer Associates International, Inc. ....................    1,300         76,944
Compuware Corp. (b).........................................    1,000         21,063
Comverse Technology, Inc. (b)...............................      200         37,800
Conexant Systems, Inc. (b)..................................      500         35,500
Dell Computer Corp. (b).....................................    6,200        334,413
Eastman Kodak Co. ..........................................      900         48,881
Electronic Data Systems.....................................    1,100         70,606
EMC Corp. (b)...............................................    2,400        300,000
First Data Corp. ...........................................    1,200         53,100
Gateway, Inc. (b)...........................................      800         42,400
Harris Corp. ...............................................      200          6,913
Hewlett-Packard Co. ........................................    2,600        344,663
IBM Corp. ..................................................    4,600        542,799
Intel Corp. ................................................    8,000      1,055,499
Kla-Tencor Corp. (b)........................................      400         33,700
Lexmark International Group, Inc. (b).......................      300         31,725
LSI Logic Corp. (b).........................................      600         43,575
Lucent Technologies, Inc. ..................................    7,700        467,774
Micron Technology, Inc. (b).................................      600         75,600
Microsoft Corp. (b).........................................   12,200      1,296,249
Minnesota Mining & Manufacturing Co. .......................    1,600        141,700
Motorola, Inc. .............................................    1,730        246,309
National Semiconductor Corp. (b)............................      400         24,250
Network Appliance, Inc. (b).................................      600         49,650
Nortel Networks Corp. ......................................    3,100        390,600
Novell, Inc. (b)............................................      700         20,038

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
TECHNOLOGY -- (CONTINUED)
Oracle Corp. (b)............................................    6,700    $   523,018
Parametric Technology Corp. (b).............................      700         14,744
Peoplesoft, Inc. (b)........................................      600         12,000
Polaroid Corp. .............................................      100          2,375
Qualcomm, Inc. (b)..........................................    1,500        223,969
Scientific-Atlanta, Inc. ...................................      400         25,375
Seagate Technology, Inc. (b)................................      600         36,150
Silicon Graphics, Inc. (b)..................................      500          5,281
Solectron Corp. (b).........................................    1,400         56,088
Sun Microsystems, Inc. (b)..................................    3,700        346,702
Tellabs, Inc. (b)...........................................    1,000         62,984
Teradyne, Inc. (b)..........................................      400         32,900
Texas Instruments, Inc. ....................................    1,900        304,000
Unisys Corp. (b)............................................      700         17,850
Xerox Corp. ................................................    1,800         46,800
Xilinx, Inc. (b)............................................      700         57,969
Yahoo, Inc. (b).............................................    1,200        205,650
                                                                         -----------
                                                                           9,994,957
                                                                         -----------
TRANSPORTATION (0.7%):
AMR Corp. (b)...............................................      500         15,938
Burlington Northern Santa Fe Corp. .........................    1,300         28,762
CSX Corp. ..................................................      700         16,450
Delta Air Lines, Inc. ......................................      400         21,300
FedEx Corp. (b).............................................      800         31,199
Gatx Corp. .................................................      200          7,600
Norfolk Southern Corp. .....................................    1,000         14,375
Northwest Airlines Corp. (b)................................      100          2,263
Ryder Systems, Inc. ........................................      300          6,806
Southwest Airlines..........................................    1,300         27,056
U.S. Airways Group, Inc. (b)................................      300          8,344
Union Pacific Corp. ........................................      700         27,388
                                                                         -----------
                                                                             207,481
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
UTILITIES (3.2%):
Ameren Corp. ...............................................      400    $    12,375
American Electric Power.....................................      400         11,925
American Water Works, Inc. .................................      200          4,750
Carolina Power & Light......................................      300          9,731
Central & South West Corp. .................................      400          6,825
Cinergy Corp. ..............................................      600         12,900
CMS Energy Corp. ...........................................      300          5,438
Coastal Corp. ..............................................      700         32,200
Columbia Energy Group.......................................      300         17,775
Consolidated Edison, Inc. ..................................      500         14,500
Constellation Energy Group, Inc. ...........................      400         12,750
Dominion Resources, Inc. ...................................      963         37,015
DQE, Inc. ..................................................      100          4,550
DTE Energy Co. .............................................      400         11,600
Duke Energy Corp. ..........................................    1,100         57,749
Edison International........................................      800         13,250
El Paso Energy Corp. .......................................      300         12,113
Enron Corp. ................................................    1,800        134,774
Entergy Corp. ..............................................    1,100         22,206
First Energy Corp. .........................................      700         14,438
Florida Power & Light Group, Inc. ..........................      600         27,638
General Public Utilities, Inc. .............................      300          8,213
Global Crossing Ltd. (b)....................................    1,820         74,505
Ipalco Enterprise, Inc. ....................................      200          3,900
LG&E Energy Corp. ..........................................      100          2,288
Niagara Mohawk Holdings, Inc. (b)...........................      500          6,750
PECO Energy Corp. ..........................................      600         22,125
PG&E Corp. .................................................    1,300         27,300
Pinnacle West Capital Corp. ................................      100          2,819
Potomac Electric Power......................................      100          2,263
PPL Corp. ..................................................      300          6,281
Public Service Enterprise Group.............................      700         20,738
Reliant Energy, Inc. .......................................    1,000         23,438

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                   SHARES        VALUE
-----------                                                   -------    -----------
COMMON STOCKS -- (CONTINUED)
UTILITIES -- (CONTINUED)
Scottish Power PLC..........................................      638    $    20,217
SEMCO Energy, Inc. .........................................      100          1,188
Sempra Energy...............................................      700         11,725
Southern Co. ...............................................    2,100         45,674
Texas Utilities Co. ........................................      700         20,781
U.S. West, Inc. ............................................    1,200         87,149
Unicom Corp. ...............................................      800         29,200
Williams Cos., Inc. ........................................    1,000         43,938
                                                                         -----------
                                                                             936,994
                                                                         -----------
TOTAL COMMON STOCKS.........................................              28,957,897
                                                                         -----------
SHORT-TERM INVESTMENTS (0.8%):
Fifth Third Prime Money Market Fund.........................  220,247        220,247
                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS................................                 220,247
                                                                         -----------
TOTAL INVESTMENTS (COST $26,659,381) (A) -- 99.9%...........              29,178,144
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%...............                  34,700
                                                                         -----------
TOTAL NET ASSETS -- 100.0%..................................             $29,212,844
                                                                         ===========

---------------
Percentages indicated are based on net assets of $29,212,844.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $17,092. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.............  $ 5,075,225
        Unrealized depreciation.............   (2,573,554)
                                              -----------
        Net unrealized appreciation.........  $ 2,501,671
                                              ===========

(b) Non-income producing securities.

PLC -- Public Limited Company
NV --  Naamloze Vennootschap (Dutch corporation)

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS (97.9%):
AUSTRALIA (1.8%):
BASIC MATERIALS (0.3%):
Amcor Ltd. .................................................    13,500   $    46,774
CSR Ltd. ...................................................    22,711        47,698
Iluka Resources Ltd. .......................................     9,567        20,906
M.I.M Holdings Ltd. ........................................    62,105        39,582
Pioneer International Ltd. .................................    21,385        58,282
                                                                         -----------
                                                                             213,242
                                                                         -----------
CAPITAL GOODS (0.2%):
Brambles Industries Ltd. ...................................     2,700        68,669
Pacific Dunlop Ltd. ........................................    21,600        20,650
Smith (Howard) Ltd. ........................................     6,640        33,332
                                                                         -----------
                                                                             122,651
                                                                         -----------
COMMUNICATION SERVICES (0.3%):
Telstra Corp., Ltd. ........................................    48,670       224,521
Telstra Corp., Ltd., Insurance Receipts.....................     2,500         7,102
                                                                         -----------
                                                                             231,623
                                                                         -----------
CONSUMER CYCLICALS (0.0%):
Coles Myer Ltd. ............................................     6,750        26,632
                                                                         -----------
CONSUMER STAPLES (0.1%):
Coca-Cola Amatil Ltd. ......................................    10,000        24,887
Goodman Fielder Ltd. .......................................    16,870        12,288
                                                                         -----------
                                                                              37,175
                                                                         -----------
ENERGY (0.2%):
Santos Ltd. ................................................    54,420       127,374
                                                                         -----------
FINANCIAL SERVICES (0.7%):
AMP Ltd. ...................................................    10,650       100,587
Lend Lease Corp., Ltd. .....................................     6,200        80,126
National Australia Bank.....................................    11,100       142,702
Westpac Banking Corp. ......................................    17,700       110,801
                                                                         -----------
                                                                             434,216
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
AUSTRALIA -- (CONTINUED)
UTILITIES (0.0%):
Australian Gas Light Co., Ltd. .............................     3,000   $    14,477
                                                                         -----------
                                                                           1,207,390
                                                                         -----------
AUSTRIA (0.6%):
BASIC MATERIALS (0.1%):
Boehler-Uddeholm............................................       863        36,334
RHI AG......................................................     1,661        44,201
                                                                         -----------
                                                                              80,535
                                                                         -----------
CAPITAL GOODS (0.1%):
Flughafen Wien AG...........................................       700        25,989
Wienerberger Baustoffindustrie AG...........................     2,000        41,126
                                                                         -----------
                                                                              67,115
                                                                         -----------
ENERGY (0.2%):
OMV AG......................................................     1,490       113,945
                                                                         -----------
FINANCIAL SERVICES (0.1%):
Bank Austria AG.............................................       750        36,529
                                                                         -----------
TECHNOLOGY (0.0%):
Austria Mikro Systeme International (b).....................       256        17,637
                                                                         -----------
UTILITIES (0.1%):
Best Water Technology AG....................................        60        21,679
EVN AG......................................................       200        21,987
Oesterreichische Elektrizitaetswirtschafts AG...............       250        26,793
                                                                         -----------
                                                                              70,459
                                                                         -----------
                                                                             386,220
                                                                         -----------
BELGIUM (0.7%):
CAPITAL GOODS (0.0%):
Bekaert SA..................................................       600        28,706
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
BELGIUM -- (CONTINUED)
CONSUMER CYCLICALS (0.1%):
Colruyt SA..................................................       500   $    21,884
D' Ieteren NV...............................................        60        17,224
Delhaize-Le Lion............................................       800        43,174
                                                                         -----------
                                                                              82,282
                                                                         -----------
FINANCIAL SERVICES (0.5%):
Fortis B....................................................     5,150       132,068
Grouep Bruxelles Lambert....................................       425        90,484
KBC Bancassurance Holding NV................................     2,650        95,089
                                                                         -----------
                                                                             317,641
                                                                         -----------
HEALTH CARE (0.1%):
UCB SA......................................................     1,400        50,906
                                                                         -----------
TECHNOLOGY (0.0%):
Dolmen Computer Applications (b)............................        50         1,196
                                                                         -----------
                                                                             480,731
                                                                         -----------
DENMARK (1.4%):
CAPITAL GOODS (0.4%):
D/S 1912....................................................         7        79,802
Dampskibsselkabet Svendborg.................................         7       113,359
NKT Holding A/S.............................................       195        27,569
                                                                         -----------
                                                                             220,730
                                                                         -----------
COMMUNICATION SERVICES (0.2%):
Tele Danmark A/S............................................     1,400       125,955
                                                                         -----------
CONSUMER STAPLES (0.2%):
Aarhus Oliefabrik A/S, Class A..............................     1,882        42,330
Aarhus Oliefabrik A/S, Class B..............................       969        21,795
Danisco A/S.................................................       750        24,002
ISS International Service System A/S........................       414        27,137
Korn-OG Foderstof Kompagniet A/S............................     1,978        41,947
                                                                         -----------
                                                                             157,211
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
DENMARK -- (CONTINUED)
FINANCIAL SERVICES (0.1%):
Den Danske Bank.............................................       400   $    41,900
Unidanmark A/S..............................................       620        39,763
                                                                         -----------
                                                                              81,663
                                                                         -----------
HEALTH CARE (0.2%):
Novo-Nordisk A/S............................................       600        80,971
Radiometer A/S..............................................     1,781        60,660
                                                                         -----------
                                                                             141,631
                                                                         -----------
TECHNOLOGY (0.3%):
GN Store Nord...............................................     1,166       101,156
Navision Software...........................................       218        19,613
Vestas Wind Systems A/S (b).................................       249        90,568
                                                                         -----------
                                                                             211,337
                                                                         -----------
                                                                             938,527
                                                                         -----------
FINLAND (3.3%):
BASIC MATERIALS (0.1%):
UPM-Kymmene Oyj.............................................     2,450        69,158
                                                                         -----------
CAPITAL GOODS (0.0%):
Metso Oyj...................................................     1,586        21,398
                                                                         -----------
COMMUNICATION SERVICES (0.5%):
Sonera Oyj..................................................     4,810       328,163
                                                                         -----------
CONSUMER CYCLICALS (0.1%):
Stockmann AB................................................     2,969        45,597
                                                                         -----------
TECHNOLOGY (2.6%):
Nokia Oyj, Class A..........................................     8,093     1,711,421
TietoEnator Oyj.............................................       630        37,798
                                                                         -----------
                                                                           1,749,219
                                                                         -----------
                                                                           2,213,535
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
FRANCE (9.3%):
BASIC MATERIALS (0.0%):
Nord-Est....................................................       900   $    23,424
                                                                         -----------
CAPITAL GOODS (0.4%):
Air Liquide.................................................       962       133,565
Imerys......................................................       350        42,634
Legrand.....................................................       300        55,834
Sidel.......................................................       825        53,681
                                                                         -----------
                                                                             285,714
                                                                         -----------
COMMUNICATION SERVICES (1.8%):
France Telecom..............................................     6,779     1,167,599
                                                                         -----------
CONSUMER CYCLICALS (1.6%):
Accor SA....................................................     2,125        83,368
Canal Plus..................................................       840       184,868
Carrefour Supermarche.......................................     2,988       382,839
Chargeurs SA................................................       400        23,348
Club Mediterranee...........................................       340        41,969
Pinault-Printemps-Redoute...................................       865       160,242
Skis Rossignol SA...........................................     1,515        21,455
Sodexho Alliance SA.........................................       300        46,676
Sommer-Allibert.............................................     3,027        67,835
Valeo SA....................................................       850        41,847
                                                                         -----------
                                                                           1,054,447
                                                                         -----------
CONSUMER STAPLES (1.1%):
Bongrain SA.................................................        90        27,687
Casino Guichard Perrachon...................................       800        72,340
Eridania Beghin-Say.........................................       495        41,303
L'OREAL.....................................................       600       387,533
Publicis SA.................................................       207       110,921
SEB SA......................................................       643        37,224
Societe BIC SA..............................................     1,040        42,294
                                                                         -----------
                                                                             719,302
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
FRANCE -- (CONTINUED)
ENERGY (0.4%):
Compagnie Francaise d'Etudes et de Construction Technip
  SA........................................................     1,480   $   179,712
Compagnie Generale de Geophysique SA........................     1,148        75,796
                                                                         -----------
                                                                             255,508
                                                                         -----------
FINANCIAL SERVICES (1.5%):
Axa.........................................................     2,365       335,152
Banque Nationale de Paris...................................     4,260       336,293
Gecina......................................................       379        38,296
Natexis Banques Populaires..................................       340        25,702
Simco.......................................................       400        30,237
Societe Eurafrance SA.......................................        88        39,997
Societe Generale............................................       675       134,604
Union du Credit-Bail Immobilier.............................       565        74,067
                                                                         -----------
                                                                           1,014,348
                                                                         -----------
HEALTH CARE (0.3%):
Cie Generale D'Optique Essilor International SA.............       175        44,710
Sanofi-Synthelabo SA........................................     4,929       187,950
                                                                         -----------
                                                                             232,660
                                                                         -----------
TECHNOLOGY (0.9%):
Cap Gemini SA...............................................       561       151,916
STMicroelectronics NV.......................................     2,418       444,235
                                                                         -----------
                                                                             596,151
                                                                         -----------
UTILITIES (1.3%):
Coflexip Stena Offshore.....................................     1,170       128,747
Suez Lyonnaise DES Eaux.....................................     1,578       271,187
Vivendi.....................................................     4,210       485,427
                                                                         -----------
                                                                             885,361
                                                                         -----------
                                                                           6,234,514
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
GERMANY (8.4%):
BASIC MATERIALS (0.1%):
Henkel KGaA.................................................       600   $    33,012
Henkel KGaG-Korzug..........................................       350        20,161
SGL Carbon (b)..............................................       543        41,567
                                                                         -----------
                                                                              94,740
                                                                         -----------
CAPITAL GOODS (0.7%):
Agiv AG.....................................................     1,600        29,472
Bilfinger & Berger Bau AG...................................     3,224        49,051
Buderus AG..................................................     5,200        87,076
Deutsche Lufthansa AG.......................................     8,684       198,181
FAG Kugelfischer Georg Schaefer AG..........................     7,200        63,935
Hochtief AG.................................................       950        26,816
Linde AG....................................................     1,000        42,772
                                                                         -----------
                                                                             497,303
                                                                         -----------
COMMUNICATION SERVICES (2.5%):
Deutsche Telecom AG.........................................    20,008     1,612,022
EM.TV & Merchandising AG....................................     1,184        97,206
                                                                         -----------
                                                                           1,709,228
                                                                         -----------
CONSUMER CYCLICALS (0.8%):
Continental AG..............................................    11,671       211,069
Douglas Holding AG..........................................       650        20,463
Metro AG....................................................     1,600        63,996
Salamander AG...............................................     3,000        33,012
Volkswagen AG...............................................     5,054       221,007
                                                                         -----------
                                                                             549,547
                                                                         -----------
CONSUMER STAPLES (0.2%):
Beiersdorf AG...............................................     1,100        77,363
Kamps AG....................................................       566        32,929
Karstadt Quelle AG..........................................     1,000        30,716
                                                                         -----------
                                                                             141,008
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
GERMANY -- (CONTINUED)
FINANCIAL SERVICES (3.1%):
Allianz AG..................................................     1,890   $   769,515
AMB Aachener & Muenchener Beteiligungs AG...................       300        20,869
Axa Colonia Konzern AG......................................       750        61,718
Deutsche Bank AG............................................     6,045       401,720
HypoVereinsbank.............................................     2,912       179,724
Muenchener Rueckversicher...................................     1,550       498,340
WCM Beteiligungs & Grundbesi AG.............................     1,648        55,508
                                                                         -----------
                                                                           1,987,394
                                                                         -----------
HEALTH CARE (0.3%):
Merck KGaA..................................................     3,900       123,523
Schering AG.................................................       800       107,935
                                                                         -----------
                                                                             231,458
                                                                         -----------
TECHNOLOGY (0.7%):
SAP AG......................................................       350       252,017
SAP AG-Vorzug...............................................       400       224,291
                                                                         -----------
                                                                             476,308
                                                                         -----------
                                                                           5,686,986
                                                                         -----------
HONG KONG (2.4%):
CAPITAL GOODS (0.2%):
Cathay Pacific Airways......................................    32,000        47,467
Johnson Electric Holdings...................................    14,000        95,742
                                                                         -----------
                                                                             143,209
                                                                         -----------
COMMUNICATION SERVICES (0.4%):
Cable & Wireless HKT Ltd. ..................................    82,000       214,833
Television Broadcasts Ltd. .................................     3,000        26,681
                                                                         -----------
                                                                             241,514
                                                                         -----------
CONSUMER CYCLICALS (0.1%):
South China Morning Post....................................    66,000        63,572
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
HONG KONG -- (CONTINUED)
FINANCIAL SERVICES (1.6%):
Cheung Kong Group...........................................    16,000   $   239,389
Hang Seng Bank..............................................    12,000       104,797
Hutchison Whampoa...........................................    27,000       487,190
New World Development.......................................    16,000        22,295
Sun Hung Kai Properties Ltd. ...............................    16,000       138,702
Swire Pacific Ltd. .........................................    15,000        77,442
The Wharf Holdings..........................................    13,000        24,876
                                                                         -----------
                                                                           1,094,691
                                                                         -----------
UTILITIES (0.1%):
Hong Kong & China Gas.......................................    44,000        55,095
                                                                         -----------
                                                                           1,598,081
                                                                         -----------
IRELAND (0.4%):
BASIC MATERIALS (0.1%):
CRH PLC.....................................................     3,700        66,383
Smurfit (Jefferson) Group...................................    15,300        35,868
                                                                         -----------
                                                                             102,251
                                                                         -----------
CAPITAL GOODS (0.1%):
DCC PLC.....................................................     4,583        48,897
Ryanair (b).................................................     4,292        37,373
                                                                         -----------
                                                                              86,270
                                                                         -----------
COMMUNICATION SERVICES (0.1%):
Independent News & Media PLC................................     4,751        46,598
                                                                         -----------
FINANCIAL SERVICES (0.1%):
Allied Irish Banks PLC......................................     6,700        65,072
                                                                         -----------
                                                                             300,191
                                                                         -----------
ITALY (4.6%):
BASIC MATERIALS (0.1%):
SNIA SPA....................................................    42,494        40,865
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
ITALY -- (CONTINUED)
COMMUNICATION SERVICES (1.8%):
Olivetti SPA (b)............................................    32,683   $   117,276
T.I.M. SPA..................................................    44,350       544,046
T.I.M. SPA-RNC..............................................     8,670        41,481
Telecom Italia SPA..........................................    24,554       366,524
Telecom Italia SPA-RNC......................................     6,570        44,761
                                                                         -----------
                                                                           1,114,088
                                                                         -----------
CONSUMER CYCLICALS (0.6%):
Arnoldo Mondadori Editore SPA...............................     1,550        39,526
Autogrill SPA...............................................     1,738        16,132
Benetton Group SPA..........................................    19,300        39,706
Bulgari SPA.................................................     2,253        24,921
Magneti Marelli SPA.........................................     9,528        35,101
Mediaset SPA................................................     9,900       196,660
Pirelli SPA.................................................    21,114        54,852
Pirelli SPA-RNC.............................................    13,419        28,891
                                                                         -----------
                                                                             435,789
                                                                         -----------
CONSUMER STAPLES (0.0%):
Parmalat Finanziaria SPA....................................    18,200        20,254
                                                                         -----------
FINANCIAL SERVICES (1.2%):
Assicurazioni Generali......................................    10,460       290,058
Banca Commerciale Italiana SPA..............................     9,500        43,361
Banca di Roma...............................................    50,755        55,997
Banca Intesa SPA............................................    33,521       115,792
Banca Popolare di Milano SPA................................     3,500        24,247
Beni Stabili SPA............................................     8,784         3,782
Mediobanca..................................................     3,400        27,589
Riunione Adriatica di Sicurta SPA...........................     2,700        25,009
Sai-Soc Assic Industriale...................................     1,400        10,516
San Paolo-IMI SPA...........................................     8,784       120,278
Unicredito Italiano SPA.....................................    29,950       119,219
                                                                         -----------
                                                                             835,848
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
ITALY -- (CONTINUED)
UTILITIES (0.9%):
Edison SPA..................................................     4,380   $    45,683
Enel SPA....................................................    28,362       127,010
ENI SPA.....................................................    84,070       420,725
Italgas.....................................................     5,670        25,988
                                                                         -----------
                                                                             619,406
                                                                         -----------
                                                                           3,066,250
                                                                         -----------
JAPAN (27.2%):
BASIC MATERIALS (0.7%):
Asahi Chemical Industry Co., Ltd. ..........................    16,000       102,178
Kuraray Co., Ltd. ..........................................     8,000        73,163
Mitsubishi Gas & Chemical Co. ..............................     6,000        14,449
Nippon Sheet Glass..........................................     3,000        30,420
Sumitomo Osaka Cement Co. ..................................     9,000        33,257
Taiheiyo Cement Corp. ......................................    12,000        20,241
Teijin Ltd. ................................................    12,000        50,895
Toray Industries, Inc. .....................................    13,000        50,193
Tosoh Corp. ................................................     7,000        34,193
Toyo Seikan Kaisha..........................................     2,000        34,203
                                                                         -----------
                                                                             443,192
                                                                         -----------
CAPITAL GOODS (3.4%):
Amada Co., Ltd. ............................................     4,000        32,370
Asahi Glass Co., Ltd. ......................................    15,000       128,114
DAI Nippon Printing Co., Ltd. ..............................     7,000       113,703
East Japan Railway Co. .....................................        29       150,422
Fuji Machine Manufacturing Co., Ltd. .......................       700        52,074
Fujikura Ltd. ..............................................     6,000        29,776
Japan Air Lines.............................................    20,000        53,625
Keihin Electric Express Railway.............................    24,000        87,515
Kinden Corp. ...............................................     3,000        22,142
Komatsu Ltd. ...............................................    10,000        47,580
Koyo Seiko Co., Ltd. .......................................     2,000        15,015

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
JAPAN -- (CONTINUED)
CAPITAL GOODS -- (CONTINUED)
Kurita Water Industries.....................................     1,000   $    19,402
Mitsui O.S.K. Lines Ltd. ...................................    13,000        25,730
Mori Seiki..................................................     3,000        50,017
Nankai Electric Railway.....................................    23,000        98,445
NGK Insulators..............................................     6,000        52,065
Nidec Corp. ................................................       600        54,405
Nippon Express Co., Ltd. ...................................     9,000        66,953
Nippon Yusen Kabushiki Kaish................................    14,000        59,240
Nitto Denko Corp. ..........................................     3,000       119,924
Noritake Co., Ltd. .........................................    12,000        53,352
NSK Ltd. ...................................................     6,000        44,928
NTN Corp. ..................................................     6,000        18,135
Secom.......................................................     2,000       171,598
SMC.........................................................       600       125,774
Tokyo Electron Ltd. ........................................     2,000       302,246
Tokyu Corp. ................................................    15,000        66,397
Tostem Corp. ...............................................     3,000        48,555
Yamato Transport Co., Ltd. .................................     6,000       171,987
                                                                         -----------
                                                                           2,281,489
                                                                         -----------
COMMUNICATION SERVICES (2.0%):
Nippon Telegraph & Telephone Corp. .........................        84     1,334,958
                                                                         -----------
CONSUMER CYCLICALS (8.0%):
Asatsu-DK, Inc. ............................................       600        30,478
Casio Computer Co., Ltd. ...................................     5,000        53,088
Citizen Watch Co., Ltd. ....................................     7,000        59,036
Daiei, Inc. (b).............................................     8,000        28,626
Daiwa House Industry........................................     5,000        34,271
Denso Corp. ................................................     6,000       143,031
Fuji Photo Film.............................................     4,000       176,278
Honda Motor Co., Ltd. ......................................     6,000       248,038
Ito-Yokado Co., Ltd. .......................................     3,000       214,693
Jusco Co., Ltd. ............................................     2,000        29,952

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
JAPAN -- (CONTINUED)
CONSUMER CYCLICALS -- (CONTINUED)
Kanebo Ltd. (b).............................................    12,000   $    22,581
Konica Corp. ...............................................     7,000        31,941
Marui Co., Ltd. ............................................     4,000        72,422
Matsushita Electric Industrial Co. .........................    14,000       419,051
Namco.......................................................     2,000        82,094
NGK Spark Plug..............................................     4,000        45,630
Nikon Corp. ................................................     3,000       115,244
Nintendo Co., Ltd. .........................................       900       158,387
Nippon COMSYS Corp. ........................................     3,000        55,867
Nisshinbo Industries........................................     3,000        14,713
Oriental Land Co., Ltd. ....................................       900        98,455
Pioneer Corp. ..............................................     2,000        56,744
Sanrio Co., Ltd. ...........................................     1,000        33,345
Sanyo Electric Co., Ltd. ...................................    18,000       107,405
Sekisui Chemical Co. .......................................     4,000        13,221
Sekisui House Ltd. .........................................     7,000        64,223
Sharp Corp. ................................................    10,000       214,011
Shimamura Co., Ltd. ........................................       200        21,840
Shimizu Corp. ..............................................     9,000        25,184
Sony Corp. .................................................     6,200       876,516
Taisei Corp. ...............................................    11,000        17,482
Takashimaya Co., Ltd. ......................................     4,000        32,682
TOA Corp. ..................................................    20,000        28,860
Toei........................................................     3,000        25,184
Toho Co. ...................................................       200        53,722
Tokyo Broadcasting System...................................     2,000        78,974
Toppan Printing Co., Ltd. ..................................     5,000        56,062
Toyo Information Systems....................................     1,000        70,199
Toyoda Automatic Loom Works.................................     3,000        57,944
Toyota Motor Corp. .........................................    25,000     1,308,925
Unitika Ltd. (b)............................................    26,000        20,026
UNY Co., Ltd. ..............................................     2,000        17,530
Wacoal Corp. ...............................................     3,000        25,360

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
JAPAN -- (CONTINUED)
CONSUMER CYCLICALS -- (CONTINUED)
World Co., Ltd. ............................................       450   $    34,661
Yamaha Corp. ...............................................     3,000        24,336
                                                                         -----------
                                                                           5,398,312
                                                                         -----------
CONSUMER STAPLES (0.7%):
Ajinomoto Co., Inc. ........................................     6,000        73,124
Benesse Corp. ..............................................       600        61,541
Kadokawa Shoten Publishing Co., Ltd. .......................       100        23,741
KAO Corp. ..................................................     6,000       183,689
Meiji Milk Product..........................................     4,000        24,453
Nippon Meat Packers.........................................     4,000        46,020
Shiseido Co., Ltd. .........................................     3,000        40,803
                                                                         -----------
                                                                             453,371
                                                                         -----------
ENERGY (0.2%):
Arabian Oil (b).............................................    10,300        35,751
Cosmo Oil Co., Ltd. ........................................    35,000        47,092
Teikoku Oil.................................................    14,000        45,318
                                                                         -----------
                                                                             128,161
                                                                         -----------
FINANCIAL SERVICES (4.6%):
Acom Co., Ltd. .............................................     1,000       108,322
Asahi Bank Ltd. ............................................    16,000        89,699
Bank of Tokyo-Mitsubishi Ltd. ..............................    29,000       414,790
Bank of Yokohama Ltd. ......................................     6,000        24,336
Daito Trust Construction Co., Ltd. .........................     1,700        29,122
Daiwa Securities Group, Inc. ...............................    10,000       188,173
Fuji Bank Ltd. .............................................    23,000       216,399
Gunma Bank Ltd. ............................................     9,000        49,315
Industrial Bank of Japan Ltd. ..............................    15,000       137,181
Joyo Bank Ltd. .............................................     8,000        32,370
Mitsubishi Estate Co., Ltd. ................................    10,000       108,517
Mitsubishi Trust & Banking Corp. ...........................     8,000        74,255
Mitsui Fudosan..............................................     8,000        76,439

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
JAPAN -- (CONTINUED)
FINANCIAL SERVICES -- (CONTINUED)
Mitsui Marine & Fire Insurance..............................     8,000   $    36,036
Nippon Fire & Marine Insurance..............................     5,000        12,334
Nomura Securities Co., Ltd. ................................    13,000       424,608
Orix Corp. .................................................       480        69,497
Promise Co., Ltd. ..........................................       500        38,561
Sakura Bank Ltd. ...........................................    26,000       197,982
Shizuoka Bank Ltd. .........................................     7,000        59,377
Sumitomo Bank Ltd. .........................................    19,000       283,430
Sumitomo Marine & Fire......................................     8,000        40,560
Takefuji Corp. .............................................       900        96,524
The Daiwa Bank Ltd. ........................................    14,000        41,496
Tokai Bank Ltd. ............................................    13,000        78,584
Tokio Marine & Fire Insurance...............................    11,000       113,148
Uni-Charm Corp. ............................................     1,300        85,555
                                                                         -----------
                                                                           3,126,610
                                                                         -----------
HEALTH CARE (1.8%):
Chugai Pharmaceutical.......................................     2,000        37,498
Daiichi Pharmaceutical Corp. ...............................     3,000        46,507
Eisai Co., Ltd. ............................................     3,000        79,121
Hoya Corp. .................................................     1,000        94,574
Olympus Optical Co., Ltd. (b)...............................     4,000        62,009
Sankyo Co., Ltd. ...........................................     3,000        75,611
Shionogi & Co. .............................................     8,000       142,115
Taisho Pharmaceutical.......................................     3,000       103,544
Takeda Chemical Industries..................................     6,000       427,045
Yamanouchi Pharmaceutical...................................     3,000       164,384
                                                                         -----------
                                                                           1,232,408
                                                                         -----------
TECHNOLOGY (5.5%):
Advantest Corp. ............................................       700       148,715
Alps Electric Co. ..........................................     2,000        27,339
Canon, Inc. ................................................     6,000       260,323

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
JAPAN -- (CONTINUED)
TECHNOLOGY -- (CONTINUED)
CSK Corp. ..................................................       900   $    42,120
Dainippon Screen Manufacturing (b)..........................     4,000        27,729
Fanuc.......................................................     2,000       209,818
Fuji Soft ABC, Inc. ........................................       500        34,125
Fujitsu Ltd. ...............................................    14,000       429,971
Hirose Electric.............................................       800       113,021
Konami Co., Ltd. ...........................................       800        54,600
Kyocera Corp. ..............................................     2,000       334,617
Murata Manufacturing Co., Ltd. .............................     2,000       486,521
NEC Corp. ..................................................    12,000       354,507
Omron Corp. ................................................     3,000        85,409
Rohm Co. ...................................................     1,000       348,072
Softbank Corp. .............................................       700       624,481
Taiyo Yuden Co., Ltd. ......................................     1,000        64,642
Trans Cosmos................................................       200        56,549
Yokogawa Electric...........................................     3,000        27,904
                                                                         -----------
                                                                           3,730,463
                                                                         -----------
TRANSPORTATION (0.1%):
Central Japan Railway.......................................         9        54,492
                                                                         -----------
UTILITIES (0.2%):
Osaka Gas Co., Ltd. ........................................    26,000        62,867
Tokyo Gas Co., Ltd. ........................................    32,000        68,952
                                                                         -----------
                                                                             131,819
                                                                         -----------
                                                                          18,315,275
                                                                         -----------
NETHERLANDS (4.6%):
BASIC MATERIALS (0.2%):
Akzo Nobel..................................................     2,642       112,751
DSM NV......................................................     1,350        48,791
                                                                         -----------
                                                                             161,542
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
NETHERLANDS -- (CONTINUED)
CAPITAL GOODS (1.1%):
Buhrmann NV.................................................     1,440   $    36,514
IHC Caland NV...............................................     1,370        58,598
KLM-Koninklijke Luchtvaart Mij NV...........................     1,617        34,581
Koninklijke Philips Electronics NV..........................     2,520       423,430
Nedlloyd NV.................................................     2,532        56,936
TNT Post Group NV...........................................     4,225        94,884
Vedior NV...................................................     1,204        12,615
Vopak.......................................................     1,300        36,074
                                                                         -----------
                                                                             753,632
                                                                         -----------
CONSUMER CYCLICALS (0.3%):
Elsevier....................................................     4,800        48,686
Hagemeyer NV................................................     1,230        26,152
Hollandsche Beton Groep NV..................................       808        10,631
Wolters Kluwers NV..........................................     4,099        94,133
                                                                         -----------
                                                                             179,602
                                                                         -----------
CONSUMER STAPLES (0.6%):
Koninklijke Ahold NV........................................     4,875       126,835
Unilever NV.................................................     6,084       300,105
                                                                         -----------
                                                                             426,940
                                                                         -----------
FINANCIAL SERVICES (1.5%):
ABN-Amro Holdings NV........................................     9,650       215,056
Aegon NV....................................................     5,390       430,656
ASR Verzekeringsgroep NV....................................       450        23,553
ING Groep NV................................................     5,950       322,247
                                                                         -----------
                                                                             991,512
                                                                         -----------
TECHNOLOGY (0.4%):
ASM Lithography Holding NV (b)..............................     1,102       123,057
Baan Co. NV.................................................     2,398        14,020

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
NETHERLANDS -- (CONTINUED)
TECHNOLOGY -- (CONTINUED)
Getronics NV................................................     1,100   $    84,100
OCE NV......................................................     1,700        23,099
                                                                         -----------
                                                                             244,276
                                                                         -----------
UTILITIES (0.5%):
Royal KPN NV................................................     3,100       354,919
                                                                         -----------
                                                                           3,112,423
                                                                         -----------
NEW ZEALAND (0.3%):
BASIC MATERIALS (0.1%):
Carter Holt Harvey Ltd. ....................................   107,920        93,270
Fletcher Challenge Paper....................................    58,507        39,813
                                                                         -----------
                                                                             133,083
                                                                         -----------
COMMUNICATION SERVICES (0.1%):
Telecom Corp. of New Zealand Ltd. ..........................    10,000        45,249
                                                                         -----------
ENERGY (0.1%):
Flethcer Challenge Energy...................................    21,781        48,576
                                                                         -----------
                                                                             226,908
                                                                         -----------
NORWAY (0.4%):
BASIC MATERIALS (0.1%):
Elkem ASA...................................................     1,248        21,147
Norske Skogindustrier A/S...................................     1,010        37,699
                                                                         -----------
                                                                              58,846
                                                                         -----------
CAPITAL GOODS (0.0%):
Leif Hoegh & Co. ...........................................     1,894        17,505
Leif Hoegh & Co., Rights....................................     1,894           337
                                                                         -----------
                                                                              17,842
                                                                         -----------
CONSUMER CYCLICALS (0.1%):
Schibsted ASA...............................................     1,652        40,912
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
NORWAY -- (CONTINUED)
ENERGY (0.1%):
Petroleum Geo-Services S/A (b)..............................     1,505   $    26,393
Smedvig ASA, Class A........................................     2,558        38,798
Smedvig ASA, Class B........................................     2,010        27,152
                                                                         -----------
                                                                              92,343
                                                                         -----------
FINANCIAL SERVICES (0.1%):
Christiania Bank Og Kreditkasse.............................     8,670        44,998
DnB Holding ASA.............................................     8,300        31,865
                                                                         -----------
                                                                              76,863
                                                                         -----------
                                                                             286,806
                                                                         -----------
PORTUGAL (0.7%):
BASIC MATERIALS (0.0%):
Cin-Corp Industrial Do Norte................................     3,194        20,018
                                                                         -----------
COMMUNICATION SERVICES (0.1%):
Portugal Telecom SA.........................................     7,000        89,755
                                                                         -----------
CONSUMER CYCLICALS (0.1%):
Sonae SGPS SA...............................................     1,300        64,747
                                                                         -----------
CONSUMER STAPLES (0.0%):
Brisa Autostradas...........................................     4,250        31,273
                                                                         -----------
FINANCIAL SERVICES (0.4%):
Banco Commercial Portugues..................................     8,750        46,971
Banco Espirito Santo SA.....................................     1,100        26,314
BPI-Soc Gestora de Participacces Sociais SA.................     4,900        17,395
Inapa-Invest Particip Gesta.................................    14,465        91,213
                                                                         -----------
                                                                             181,893
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
PORTUGAL -- (CONTINUED)
UTILITIES (0.1%):
Electricidade de Portugual SA...............................     4,575   $    85,584
                                                                         -----------
                                                                             473,270
                                                                         -----------
SINGAPORE (0.9%):
BASIC MATERIALS (0.1%):
NatSteel Ltd. ..............................................    22,770        53,247
                                                                         -----------
CAPITAL GOODS (0.1%):
Singapore Airlines Ltd. ....................................    10,260        95,971
                                                                         -----------
COMMUNICATION SERVICES (0.1%):
Singapore Telecommunications................................    36,000        51,353
                                                                         -----------
CONSUMER CYCLICALS (0.2%):
Cycle & Carriage............................................     6,458        17,367
Haw Par Corp., Ltd. ........................................    16,000        25,443
Hotel Properties Ltd. ......................................    31,000        27,185
Singapore Press Holdings....................................     4,500        71,819
                                                                         -----------
                                                                             141,814
                                                                         -----------
FINANCIAL SERVICES (0.3%):
City Developments Ltd. .....................................     5,000        22,654
DBS Group Holdings Ltd. ....................................     6,978        92,196
United Overseas Bank........................................     5,975        36,677
                                                                         -----------
                                                                             151,527
                                                                         -----------
TECHNOLOGY (0.1%):
Creative Technology Ltd. ...................................       988        31,364
Venture MFG Singapore Ltd. .................................     3,428        47,095
                                                                         -----------
                                                                              78,459
                                                                         -----------
                                                                             572,371
                                                                         -----------
SPAIN (2.9%):
BASIC MATERIALS (0.4%):
Acerinox SA.................................................     1,198        47,344
Asturiana del Zinc SA.......................................     4,844        53,999

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
SPAIN -- (CONTINUED)
BASIC MATERIALS -- (CONTINUED)
Empresa Nacional de Celulosa................................     2,299   $    46,087
Portland Valderrivas SA.....................................     4,188        88,523
                                                                         -----------
                                                                             235,953
                                                                         -----------
CAPITAL GOODS (0.1%):
ACS, Actividades de Construccion y Servicios................       740        20,535
Autopistas Concesionaria Espanola SA........................     3,569        33,604
Grupo Dragados SA...........................................     3,900        33,586
                                                                         -----------
                                                                              87,725
                                                                         -----------
COMMUNICATION SERVICES (0.8%):
Telefonica SA (b)...........................................    21,235       536,428
                                                                         -----------
CONSUMER CYCLICALS (0.1%):
Fomento de Construcciones y Contratas SA....................     1,600        34,142
SOL Melia SA................................................     1,679        21,046
Telepizza (b)...............................................     3,512        30,917
                                                                         -----------
                                                                              86,105
                                                                         -----------
CONSUMER STAPLES (0.1%):
Azucarera Ebro Agricolas....................................     4,891        63,602
                                                                         -----------
ENERGY (0.3%):
Repsol SA...................................................    10,503       230,247
                                                                         -----------
FINANCIAL SERVICES (0.9%):
Banco Bilbao Vizcaya Argentaria SA..........................    19,741       290,144
Banco Santander Central Hispano SA..........................    26,026       279,668
Corporacion Mapfre Compania Internacional de Reaseguros.....       490         7,760
                                                                         -----------
                                                                             577,572
                                                                         -----------
HEALTH CARE (0.1%):
Fabrica Espanola de Productos Quimicos y Farmaceuticos......     5,352        67,651
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
SPAIN -- (CONTINUED)
UTILITIES (0.1%):
Aguas de Barcelona (Gen De).................................     2,100   $    33,055
Gas Natural SDG.............................................     2,775        54,142
                                                                         -----------
                                                                              87,197
                                                                         -----------
                                                                           1,972,480
                                                                         -----------
SWEDEN (3.3%):
BASIC MATERIALS (0.3%):
AGA AB, Class A.............................................     2,400        38,889
AGA AB, Class B.............................................     2,290        37,106
Ssab Svenskt Stal AB, Class A...............................     2,982        35,032
Ssab Svenskt Stal AB, Class B...............................     2,845        33,587
Svenska Cellulosa AB........................................     1,800        42,500
                                                                         -----------
                                                                             187,114
                                                                         -----------
CAPITAL GOODS (0.3%):
Atlas Copco AB, Class A.....................................     1,550        37,674
Atlas Copco AB, Class B.....................................     1,140        26,521
Securitas AB................................................     2,800        67,731
Skanska AB..................................................     1,100        37,303
                                                                         -----------
                                                                             169,229
                                                                         -----------
COMMUNICATION SERVICES (1.8%):
NetCom AB (b)...............................................       925        79,760
Telefonaktiebolaget LM Ericsson.............................    12,853     1,129,099
                                                                         -----------
                                                                           1,208,859
                                                                         -----------
CONSUMER CYCLICALS (0.4%):
Electrolux AB...............................................     3,000        56,771
Hennes & Mauritz AB.........................................     4,800       133,333
Volvo AB, Class A...........................................     1,300        33,779
Volvo AB, Class B...........................................     2,100        56,632
                                                                         -----------
                                                                             280,515
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
SWEDEN -- (CONTINUED)
FINANCIAL SERVICES (0.5%):
Drott AB....................................................     1,100   $    11,204
Foreningssparbanken.........................................     3,975        54,058
OM Gruppen AB...............................................       442        18,417
Skandia Forsakring AB.......................................     3,000       142,013
Skandinaviska Enskilda Banken (SEB).........................     4,825        51,936
Svenska Handelsbanken.......................................     3,900        48,073
                                                                         -----------
                                                                             325,701
                                                                         -----------
TECHNOLOGY (0.0%):
Wm-Data AB..................................................       600        32,639
                                                                         -----------
                                                                           2,204,057
                                                                         -----------
SWITZERLAND (4.7%):
BASIC MATERIALS (0.7%):
Alusuisse Lonza Group AG....................................        70        44,205
Ems-Chemie Holding AG (b)...................................        75       328,382
Lonza AG (b)................................................        85        46,112
Sika Finanz AG..............................................       100        32,598
                                                                         -----------
                                                                             451,297
                                                                         -----------
CAPITAL GOODS (0.5%):
Adecco SA...................................................       164       113,429
Georg Fischer AG............................................       100        30,974
SAirgroup...................................................       200        37,590
Schindler Holding AG........................................        20        29,230
Schindler Holding AG, Registered............................        20        29,266
SGS Soc Gen Surveillance, Bearer (b)........................        20        39,274
SGS Soc Gen Surveillance, Registered (b)....................       250        90,214
                                                                         -----------
                                                                             369,977
                                                                         -----------
COMMUNICATION SERVICES (0.3%):
Swisscom AG.................................................       496       190,322
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
SWITZERLAND -- (CONTINUED)
CONSUMER CYCLICALS (0.6%):
Forbo Holding AG............................................        75   $    29,365
Jelmoli SA, Bearer..........................................        45        64,928
Jelmoli SA, Registered......................................        78        22,283
Kuoni Reisen Holding........................................         8        37,048
Moevenpick Holding..........................................        82        38,320
Swatch Group AG, Bearer.....................................        70        81,633
Swatch Group AG, Registered.................................       275        64,917
Valora Holding AG...........................................       220        64,834
                                                                         -----------
                                                                             403,328
                                                                         -----------
FINANCIAL SERVICES (1.6%):
Credit Suisse Group.........................................     1,775       353,357
Schweizerische Rueckversicherungs-Gesallschaft..............       115       199,264
UBS AG......................................................     1,311       344,565
Zurich Allied AG............................................       310       156,240
                                                                         -----------
                                                                           1,053,426
                                                                         -----------
HEALTH CARE (1.0%):
Novartis....................................................       504       689,300
                                                                         -----------
                                                                           3,157,650
                                                                         -----------
UNITED KINGDOM (20.0%):
BASIC MATERIALS (0.3%):
Arjo Wiggins Appleton PLC...................................     9,171        24,396
BOC Group PLC...............................................     5,100        99,829
BPB PLC.....................................................     3,650        18,488
RMC Group PLC...............................................     3,800        46,982
                                                                         -----------
                                                                             189,695
                                                                         -----------
BUILDING PRODUCTS (0.0%):
Tarmac PLC..................................................     3,049        28,406
                                                                         -----------
CAPITAL GOODS (0.8%):
BAA PLC.....................................................     8,700        52,879
Barratt Developments........................................    10,694        40,518

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
UNITED KINGDOM -- (CONTINUED)
CAPITAL GOODS -- (CONTINUED)
BBA Group PLC...............................................     3,997   $    26,351
British Airways PLC.........................................     9,700        50,524
Invensys PLC................................................    25,650       114,369
Ocean Group PLC.............................................     3,240        60,113
Peninsular & Orient Steam Navigation........................     4,200        43,887
Railtrack Group PLC.........................................     5,362        62,658
Rentokil Initial PLC........................................    21,300        55,557
Rexam PLC...................................................     4,959        16,772
Stagecoach Holdings PLC.....................................    11,400        22,233
                                                                         -----------
                                                                             545,861
                                                                         -----------
COMMUNICATION SERVICES (4.9%):
British Telecommunications PLC..............................    41,842       782,984
Cable & Wireless PLC........................................    15,850       297,611
Vodafone AirTouch PLC.......................................   391,755     2,184,261
                                                                         -----------
                                                                           3,264,856
                                                                         -----------
CONSUMER CYCLICALS (1.6%):
Airtours PLC................................................     3,998        21,621
Berkeley Group PLC..........................................     2,661        22,181
Carlton Communications PLC..................................     6,000        71,884
Compass Group PLC...........................................     6,400        83,670
EMI Group PLC...............................................     4,500        48,924
Granada Group PLC...........................................    13,200       141,404
Kingfisher PLC..............................................     9,000        73,870
New Dixons Group PLC........................................     5,962        27,440
Next PLC....................................................     3,400        25,900
Pearson PLC.................................................     4,000       139,876
Reed International PLC......................................     8,400        61,475
Reuters Group PLC...........................................    12,600       255,080
Wolseley PLC................................................     5,800        33,587
WPP Group PLC...............................................     5,984       103,577
                                                                         -----------
                                                                           1,110,489
                                                                         -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
UNITED KINGDOM -- (CONTINUED)
CONSUMER STAPLES (0.8%):
Associated British Foods PLC................................     5,720   $    37,983
Cadbury Schweppes PLC.......................................    15,400       102,324
Capita Group PLC............................................     1,911        48,778
De La Rue PLC...............................................     4,842        20,315
Hays PLC....................................................    12,650        82,639
Reckitt Benekiser PLC.......................................       900         8,521
Safeway PLC.................................................    11,000        33,342
Unilever PLC................................................    20,625       131,778
United Biscuits Holdings....................................    12,700        53,335
                                                                         -----------
                                                                             519,015
                                                                         -----------
ENERGY (2.8%):
BP Amoco PLC................................................   162,692     1,488,478
Enterprise Oil PLC..........................................    40,314       290,051
Lasmo PLC...................................................    55,487       107,107
                                                                         -----------
                                                                           1,885,636
                                                                         -----------
FINANCIAL SERVICES (4.6%):
3i Group PLC................................................     2,921        61,371
Abbey National PLC..........................................     9,300       122,103
Allied Zurich PLC...........................................    12,000       131,229
Amvescap PLC................................................     5,773        78,420
Barclays PLC................................................     9,250       247,173
Boots Co. PLC...............................................     6,600        56,093
British Land Co. PLC........................................     3,800        24,400
CGU PLC.....................................................     9,450       132,364
Great Universal Stores PLC..................................     8,125        49,644
Halifax Group PLC...........................................    14,615       155,980
HSBC Holdings PLC...........................................    51,000       602,881
Land Securities PLC.........................................     4,500        53,734
Legal & General Group PLC...................................    36,700        95,140
Lloyds TSB Group PLC........................................    33,411       353,650
Marks & Spencer PLC.........................................    23,400        94,352
MEPC PLC....................................................     4,047        26,922

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------
COMMON STOCKS -- (CONTINUED)
UNITED KINGDOM -- (CONTINUED)
FINANCIAL SERVICES -- (CONTINUED)
Provident Financial PLC.....................................     2,700   $    24,099
Prudential PLC..............................................    12,800       193,580
Royal & Sun Alliance Insurance Group........................    10,568        66,130
Royal Bank of Scotland Group PLC............................    14,900       219,753
Sainsbury (J) PLC...........................................    11,700        52,775
Schroders PLC...............................................     1,750        36,907
Slough Estates PLC..........................................     4,246        23,572
Sun Life & Provincial Holdings..............................     7,200        49,735
Tesco PLC...................................................    48,800       163,486
                                                                         -----------
                                                                           3,115,493
                                                                         -----------
HEALTH CARE (1.9%):
Celltech Group PLC (b)......................................     1,920        34,367
Glaxo Wellcome PLC..........................................    23,669       677,021
Nycomed Amersham PLC........................................     7,296        59,535
Smithkline Beecham PLC......................................    38,495       506,949
                                                                         -----------
                                                                           1,277,872
                                                                         -----------
TECHNOLOGY (1.3%):
Arm Holdings PLC (b)........................................     1,173        71,521
Eidos PLC (b)...............................................     1,629        10,083
Electrocomponents PLC.......................................     3,470        35,428
Johnson Matthey PLC.........................................     2,418        27,658
Logica PLC..................................................     3,580       121,077
London Bridge Software Holdings.............................       328        30,611
Marconi PLC.................................................    20,993       250,673
Misys PLC...................................................     4,225        58,909
Psion PLC...................................................       678        44,865

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                               SHARES
                                                                 OR
                                                              PRINCIPAL     MARKET
DESCRIPTION                                                    AMOUNT        VALUE
-----------                                                   ---------   -----------
Sage Group PLC..............................................    11,278    $   127,112
Sema Group PLC..............................................     3,451         68,267
                                                                          -----------
                                                                              846,204
                                                                          -----------
UTILITIES (1.0%):
Anglian Water PLC...........................................     3,740         30,921
Anglian Water PLC, Redeemable...............................   478,720            382
BG Group PLC................................................    24,088        135,457
Centrica PLC................................................    25,470         97,314
Hyder PLC...................................................     5,873         20,800
National Grid Group PLC.....................................    11,750        107,314
National Power PLC..........................................     9,120         45,502
Scottish & Southern Energy PLC..............................     6,700         55,046
Scottish Power PLC..........................................     9,300         75,443
Thames Water PLC............................................     4,000         45,115
United Utilities PLC........................................     5,450         56,948
                                                                          -----------
                                                                              670,242
                                                                          -----------
                                                                           13,453,769
                                                                          -----------
TOTAL COMMON STOCKS.........................................               65,887,434
                                                                          -----------
CORPORATE BONDS (0.0%):
UNITED KINGDOM (0.0%):
BG Transco Holdings PLC, 7.057%, 6/14/00 (c)................  $  3,000          4,836
BG Transco Holdings PLC, 4.188%, 12/14/22 (c)...............     3,000          4,728
BG Transco Holdings PLC, 7.00%, 12/16/24....................     3,000          4,772
                                                                          -----------
TOTAL CORPORATE BONDS.......................................                   14,336
                                                                          -----------

INVESTMENT COMPANIES (1.3%):
UNITED STATES (1.3%):
Fifth Third Money Market Fund...............................   855,893        855,893
                                                                          -----------
TOTAL INVESTMENT COMPANIES..................................                  855,893
                                                                          -----------

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

                                                                           MARKET
DESCRIPTION                                                    SHARES       VALUE
-----------                                                   --------   -----------

PREFERRED STOCKS (0.4%):
FRANCE (0.1%):
CONSUMER STAPLES (0.1%):
Casino Guichard-Perrachon...................................       800   $    48,992
                                                                         -----------
                                                                              48,992
                                                                         -----------
GERMANY (0.3%):
CAPITAL GOODS (0.1%):
Dyckerhoff AG...............................................     1,500        37,390
                                                                         -----------
CONSUMER CYCLICALS (0.1%):
Volkswagen AG...............................................     2,100        54,255
                                                                         -----------
CONSUMER STAPLES (0.0%):
Herlitz AG (b)..............................................     3,202        31,558
                                                                         -----------
FINANCIAL SERVICES (0.1%):
Axa Colonia Konzern AG......................................       300        27,558
Friedrich Grohe AG..........................................       350       100,472
                                                                         -----------
                                                                             128,030
                                                                         -----------
                                                                             251,233
                                                                         -----------
TOTAL PREFERRED STOCKS......................................                 300,225
                                                                         -----------

TOTAL INVESTMENTS (COST $54,858,981) (A) -- 99.6%...........              67,057,888
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%...............                 253,754
                                                                         -----------
TOTAL NET ASSETS -- 100.0%..................................             $67,311,642
                                                                         ===========

---------------
Percentages indicated are based on net assets of $67,311,642.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $81,570. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

        Unrealized appreciation.............  $17,226,248
        Unrealized depreciation.............   (5,108,911)
                                              -----------
        Net unrealized appreciation.........  $12,117,337
                                              ===========

                       See notes to financial statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2000 -- (CONTINUED)

(b) Non-income producing securities.

(c) Represents a variable rate note. Interest rate disclosed represents current rate at March 31, 2000.

AB -- Aktiebolag (Swedish stock company)
AG -- Aktiengesellschaft (West German stock company)
NV -- Naamloze Vennootschap (Dutch corporation)
PLC -- Public Limited Company (British)
SA -- Sociedad Anonima (Spanish corporation)
SA -- Societe Anonyme (French corporation)
SPA -- Societa per Azioni (Italian corporation)

                       See notes to financial statements.

THE COVENTRY GROUP
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000

                                                                 WALDEN/BBT          WALDEN/BBT
                                                                  DOMESTIC          INTERNATIONAL
                                                              SOCIAL INDEX FUND   SOCIAL INDEX FUND
                                                              -----------------   -----------------
ASSETS:
  Investments, at value (cost $26,659,381 and $54,858,981,
     respectively)..........................................     $29,178,144         $67,057,888
  Foreign currency, at value (cost $ --, $138,063,
     respectively)..........................................              --             138,037
  Tax reclaim receivable....................................              --               2,679
  Interest and dividends receivable.........................          21,048             154,400
  Receivable from investment adviser........................          25,226                  --
                                                                 -----------         -----------
TOTAL ASSETS................................................      29,224,418          67,353,004
                                                                 -----------         -----------
LIABILITIES:
  Accrued expenses and other payables:
     Investment adviser fees................................              --              13,014
     Administration fees....................................             529               1,388
     Other payables.........................................          11,045              26,960
                                                                 -----------         -----------
TOTAL LIABILITIES...........................................          11,574              41,362
                                                                 -----------         -----------
NET ASSETS..................................................     $29,212,844         $67,311,642
                                                                 ===========         ===========
COMPOSITION OF NET ASSETS:
  Capital...................................................     $26,562,055         $55,009,254
  Accumulated undistributed net investment income...........          47,840                  --
  Accumulated dividends in excess of net investment
     income.................................................              --             (54,046)
  Accumulated net realized gains from investment
     transactions...........................................          84,186             155,990
  Unrealized appreciation from investments..................       2,518,763          12,200,444
                                                                 -----------         -----------
NET ASSETS..................................................     $29,212,844         $67,311,642
                                                                 ===========         ===========
Net Assets..................................................     $29,212,844         $67,311,642
                                                                 ===========         ===========
Shares Outstanding (par value $0.001, unlimited number of
  shares authorized)........................................       2,655,802           5,620,803
                                                                 ===========         ===========
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................     $     11.00         $     11.98
                                                                 ===========         ===========

                       See notes to financial statements.

THE COVENTRY GROUP
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2000 (a)

                                                                  WALDEND/BBT             WALDEND/BBT
                                                                   DOMESTIC              INTERNATIONAL
                                                                 SOCIAL INDEX            SOCIAL INDEX
                                                                   FUND (a)                FUND (b)
                                                             ---------------------   ---------------------
INVESTMENT INCOME:
  Interest income..........................................       $       --              $    98,200
  Dividend income..........................................          239,974                  313,290
  Foreign tax withholding..................................               --                  (35,028)
                                                                  ----------              -----------
TOTAL INVESTMENT INCOME....................................          239,974                  376,462
EXPENSES:
  Investment adviser fees..................................           90,714                  157,912
  Administration fees......................................           36,104                   63,164
  Accounting fees..........................................           15,040                   32,150
  Transfer agent fees......................................           13,588                   13,849
  Custodian fees and expenses..............................            2,179                    7,327
  Other expenses...........................................           25,147                   51,993
                                                                  ----------              -----------
     Total expenses before fee reductions and
       reimbursements......................................          182,772                  326,395
     Fee reductions and reimbursements.....................          (46,462)                 (32,898)
                                                                  ----------              -----------
     Net expenses..........................................          136,310                  293,497
                                                                  ----------              -----------
NET INVESTMENT INCOME......................................          103,664                   82,965
                                                                  ----------              -----------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
  Net realized gains from investments and foreign currency
     transactions..........................................           84,722                  252,420
  Change in unrealized appreciation from investments and
     foreign currencies....................................        2,518,763               12,200,444
                                                                  ----------              -----------
  Net realized/unrealized gains from investments and
     foreign currency transactions.........................        2,603,485               12,452,864
                                                                  ----------              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.............       $2,707,149              $12,535,829
                                                                  ==========              ===========

---------------

(a) Commenced operations on July 31, 1999.
(b) Commenced operations on August 26, 1999.

                       See notes to financial statements.

THE COVENTRY GROUP
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  WALDEN/BBT            WALDEN/BBT
                                                                   DOMESTIC           INTERNATIONAL
                                                              SOCIAL INDEX FUND     SOCIAL INDEX FUND
                                                                   FOR THE               FOR THE
                                                                 PERIOD ENDED          PERIOD ENDED
                                                              MARCH 31, 2000 (a)    MARCH 31, 2000 (b)
                                                              ------------------    ------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................     $   103,664           $    82,965
  Net realized gains from investments and foreign currency
     transactions...........................................          84,722               252,420
  Change in unrealized appreciation from investments and
     foreign currencies.....................................       2,518,763            12,200,444
                                                                 -----------           -----------
Change in net assets resulting from operations..............       2,707,149            12,535,829
                                                                 -----------           -----------
DIVIDENDS TO SHAREHOLDERS:
  Net investment income.....................................         (55,895)              (82,965)
  In excess of net investment income........................              --               (29,988)
  From net realized gain from investment and foreign
     currency transactions..................................          (1,925)             (123,827)
                                                                 -----------           -----------
Change in net assets from shareholder dividends.............         (57,820)             (236,780)
                                                                 -----------           -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      26,505,699            54,825,845
  Dividends reinvested......................................          57,816               236,748
  Cost of shares redeemed...................................              --               (50,000)
                                                                 -----------           -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........      26,563,515            55,012,593
                                                                 -----------           -----------
CHANGE IN NET ASSETS........................................      29,212,844            67,311,642
NET ASSETS:
  Beginning of period.......................................              --                    --
                                                                 -----------           -----------
  End of period (including accumulated undistributed net
     investment income of $47,840 and $0, respectively).....     $29,212,844           $67,311,642
                                                                 ===========           ===========
SHARE TRANSACTIONS:
  Issued....................................................       2,650,259             5,604,487
  Reinvested................................................           5,543                20,641
  Redeemed..................................................              --                (4,325)
                                                                 -----------           -----------
CHANGE IN SHARES............................................       2,655,802             5,620,803
                                                                 ===========           ===========

---------------

(a) Commenced operations on July 31, 1999.
(b) Commenced operations on August 26, 1999.

                       See notes to financial statements.

THE COVENTRY GROUP
NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 2000

1.  ORGANIZATION:
         The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The accompanying financial statements and financial highlights are those of the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund (individually, a "Fund", collectively, the "Funds"), which commenced operations on July 31, 1999 and August 26, 1999, respectively.

         On August 26, 1999, the Walden/BBT International Social Index Fund, prior to offering shares to the public, exchanged its shares for portfolio securities of Brethren Trust Walden International Social Equity Index Fund (the Trust) as part of a tax-free reorganization of the Trust. The Walden/BBT International Social Index Fund acquired the securities of the Trust at the Trust's cost basis and holding periods, thus resulting in the acquisition of securities with unrealized appreciation of $3,335,236 as of August 26, 1999. Subsequent to the exchange transaction, the Walden/BBT International Social Index Fund began its initial public offering.

         The Funds' investment objectives are as follows:

         Walden/BBT Domestic Social Index Fund seeks long-term capital growth through a portfolio of stocks intended to parallel the investment performance of the Standard & Poor's 500 Index (the "S&P 500"), while incorporating social investment objectives.

         Walden/BBT International Social Index Fund seeks long-term capital growth through a portfolio of international equities intended to parallel the performance of the Morgan Stanley Capital International/Europe, Asia and Far East Index (the "MSCI/EAFE").

2.  SIGNIFICANT ACCOUNTING POLICIES:
         The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITY VALUATION:
         Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Debt securities are valued using the mean between the bid and ask price. Debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

    FOREIGN CURRENCY TRANSLATION:
         The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations

THE COVENTRY GROUP
NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 2000 -- (CONTINUED)

    resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:
         The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

    SECURITY TRANSACTIONS AND RELATED INCOME:
         Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the identified cost basis.

    EXPENSES:
         Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Expenses relating to the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

    DIVIDENDS TO SHAREHOLDERS:
         Dividends from net investment income, if any, and net realized gain, if any, are declared and distributed annually.

         The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to paid-in capital: temporary differences do not require reclassification.

         As of March 31, 2000, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                    ACCUMULATED
                                                   UNDISTRIBUTED     ACCUMULATED NET
                                                   NET INVESTMENT     REALIZED GAIN
                                                   INCOME/(LOSS)     FROM INVESTMENTS
                                                   --------------    ----------------
Walden/BBT Domestic Social Index Fund............     $     71           $ 1,389
Walden/BBT International Social Index Fund.......      (24,058)           27,397

THE COVENTRY GROUP
NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 2000 -- (CONTINUED)

    FEDERAL INCOME TAXES:
         Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for Federal income tax is required.

3.  RELATED PARTY TRANSACTIONS WITH AFFILIATES:
         United States Trust Company of Boston, (the "Investment Adviser"), acts as investment adviser to the Funds. For its services as the investment adviser, United States Trust Company of Boston is entitled to receive a fee, computed daily and paid monthly at the annual rate of 0.50% of the average daily net assets of each fund.

         BISYS Fund Services Limited Partnership (the "Distributor") and BISYS Fund Services Ohio, Inc. (the "Administrator" and the "Transfer Agent"), are wholly owned subsidiaries of The BISYS Group, Inc. Certain officers and trustees of the Group are also officers of the Administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Group. Under the terms of the administration agreement, the Administrator receives an annual fee, computed daily and paid monthly, equal to 0.20% of each Fund's average net assets. Under the terms of the transfer agent agreement, the Transfer Agent receives a fixed fee per fund.

         For the period ended March 31, 2000, the Administrator voluntarily agreed to waive a portion of their fees as follows:

Walden/BBT Domestic Social Index Fund.......................  $ 8,963
Walden/BBT International Social Index Fund..................  $15,790

    The Funds are responsible for their own operating expenses. The Investment Adviser has agreed to reduce fees payable to it by Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund, to the extent necessary to limit each Fund's aggregate annual operating expenses to 0.75% and 1.00%, respectively, of the average daily net assets. Any such reductions made by the Investment Adviser in its fees, payments, reimbursement of expenses which are the Funds' obligations subject to repayment by the Funds within three years provided the Funds' are able to effect such repayment and remain in compliance with applicable limitations.

         Pursuant to its agreement, for the period ended March 31, 2000, the Investment Adviser reimbursed the Funds as follows:

Walden/BBT Domestic Social Index Fund.......................  $37,499
Walden/BBT International Social Index Fund..................  $17,108

THE COVENTRY GROUP
NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 2000 -- (CONTINUED)

4.  INVESTMENT TRANSACTIONS:
         The cost of security purchases and the proceeds from security sales, excluding short-term securities, for the period ended March 31, 2000, were:

                                                        PURCHASES       SALES
                                                       -----------    ----------
Walden/BBT Domestic Social Index Fund................  $ 2,269,464    $2,193,185
Walden/BBT International Social Index Fund...........  $17,303,514    $5,963,092

THE COVENTRY GROUP
FINANCIAL HIGHLIGHTS

                                                                  WALDEN/BBT            WALDEN/BBT
                                                                   DOMESTIC           INTERNATIONAL
                                                              SOCIAL INDEX FUND     SOCIAL INDEX FUND
                                                                   FOR THE               FOR THE
                                                                 PERIOD ENDED          PERIOD ENDED
                                                              MARCH 31, 2000 (a)    MARCH 31, 2000 (b)
                                                              ------------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $10.00                $10.00
INVESTMENT ACTIVITIES:
  Net investment income.....................................          0.04                  0.02
  Net realized and unrealized gains from investments and
     foreign currency transactions..........................          0.98                  2.02
                                                                    ------                ------
Total from investment activities............................          1.02                  2.04
                                                                    ------                ------
DIVIDENDS:
  Net investment income.....................................         (0.02)                (0.02)
  In excess of net investment income........................            --                 (0.01)
  Net realized gains from investments and foreign currency
     transactions...........................................         (0.00)(c)             (0.03)
                                                                    ------                ------
Total dividends.............................................         (0.02)                (0.06)
                                                                    ------                ------
NET ASSET VALUE, END OF PERIOD..............................        $11.00                $11.98
                                                                    ======                ======
TOTAL RETURN................................................         10.23%(e)             20.35%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (millions)....................        $ 29.2                $ 67.3
  Ratio of expenses to average net assets...................          0.75%(f)              0.92%(f)
  Ratio of net investment income to average net assets......          0.57%(f)              0.26%(f)
  Ratio of expenses to average net assets (d)...............          1.01%(f)              1.03%(f)
  Portfolio turnover........................................          8.20%                11.41%

---------------

(a) Commenced operations on July 31, 1999.
(b) Commenced operations on August 26, 1999.
(c) Less than $0.01 per share.
(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Not annualized.
(f) Annualized.

                       See notes to financial statements.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund of the Coventry
Group:

We have audited the accompanying statements of assets and liabilities of the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund of the Coventry Group (a Massachusetts business trust), including the schedules of portfolio investments, as of March 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund as of March 31, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                             ARTHUR ANDERSEN LLP

Columbus, Ohio,
May 16, 2000

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                               Investment Adviser

                     United States Trust Company of Boston
                                40 Court Street
                                Boston, MA 02108
                                 (617) 726-7250

                                       -

                                   Custodian

                                Fifth Third Bank
                            38 Fountain Square Plaza
                                     1090F2
                             Cincinnati, Ohio 45263

                                       -

                        Administrator and Transfer Agent

                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                       -

                                  Distributor

                    BISYS Fund Services Limited Partnership
                               3435 Stelzer Road
                               Columbus, OH 43219

                                       -

                                    Auditors

                              Arthur Andersen LLP
                               Huntington Center
                              41 South High Street
                            Columbus, OH 43215-6150

                                       -

                                 Legal Counsel

                             Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                             Washington, D.C. 20006

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
5/00

                                 [Walden Logo]
                            WALDEN ASSET MANAGEMENT
              A Division of United States Trust Company of Boston

                     UNITED STATES TRUST COMPANY OF BOSTON

                              WALDEN/BBT DOMESTIC
                               SOCIAL INDEX FUND

                            WALDEN/BBT INTERNATIONAL
                               SOCIAL INDEX FUND

                                 ANNUAL REPORT

                                 MARCH 31, 2000